                DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                            Two World Trade Center
                           New York, New York 10048

DEAR SHAREHOLDER:
-----------------------------------------------------------------------------

   Bonds have rallied significantly since last year. Progressive tightening of monetary policy by the Federal Reserve Board over the 12 months through February 1995 led to slower economic growth and caused bonds to advance. The trend toward lower long-term interest rates was aided in July and December when the Federal Reserve Board reduced the fed funds rate banks charge each other for overnight loans.

MUNICIPAL MARKET CONDITIONS

   Long-term municipal bond yields declined from a high of 7.37 percent in November 1994 to 5.78 percent at the end of November 1995, as tracked by The Bond Buyer Revenue Bond Index*. This 159 basis point decline in yield corresponded to a 12 percent price increase for a callable bond with a 30-year maturity. Similarly, yields on 1-year municipal notes moved from 4.51 percent to 3.59 percent. The yield pickup for extending maturity from 1-to-30 years was 219 basis points in November 1995.

   Tax-exempt bonds began the year by outperforming U.S. Treasury bonds. The ratio of the Revenue Bond Index yields to the 30-year U.S. Treasury bond yield moved from 89 percent in December 1994 to 84 percent by the end of February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices. In the spring the municipal market began to discount the risk of comprehensive changes in the tax code created by flat-tax rhetoric from Washington. This caused municipals to weaken on a relative basis. The yield ratio reached a high of 95 percent during the summer. Over the past 10 years, long municipal yields have averaged 89 percent of U.S. Treasury yields.

   The municipal market continued to experience consolidation in 1995. Municipal underwriting in the first 11 months of the year was down 12 percent from the same period in 1994. This change followed a 44 percent drop in volume for all of 1994. The effects of lower volume and diminished new issue profitability were also apparent in the decision by several major dealers to withdraw from the municipal business.

TAX REFORM

   Flat-tax advocates have generated increased publicity for their proposals and have influenced the municipal market since early 1995. Most of the discussion on proposed tax-reform measures is based on theoretical concepts, containing broad assumptions and lacking specific details. Basically, the various plans raise questions about the fairness of changing from a progressive tax structure. Low flat-tax rate plans call for the elimination of deductions of mortgage interest, charitable contributions, property taxes, and state and local income taxes. Should politicians make tax reform a central issue in the 1996 elections, media coverage will expand from the financial page to the front page. If that happens, municipal bonds could come under further pressure. For example, when major tax reform turmoil occurred in 1986, municipal yields briefly exceeded taxable yields.

------------

*The Bond Buyer Revenue Bond Index is an arithmetic average of the yields of 25 selected municipal revenue bonds with 30-year maturities. Credit ratings of these bonds range from Aa1 to Baa1 by Moody's Investors Service, Inc., and AA+ to A- by Standard & Poor's Corp.

   In addition to the market risk associated with the flat-tax proposals, municipal credits would also be negatively affected. If mortgage interest and property tax deductions were eliminated, municipalities would experience a decline in their property tax base. The loss of state and local income tax deductions would increase the relative economic disadvantage that high tax states already face. The flat-tax represents an attempt to shift tax accountability from the federal to local governments. Taxpayer recognition of the extent of change under consideration may impede the passage of comprehensive tax reform.

PORTFOLIO STRUCTURE

   The investment objective of a high level of current income exempt from both federal and state income taxes consistent with preservation of capital remained the primary consideration in portfolio activity. New investments in each portfolio of Dean Witter Multi-State Municipal Series Trust have been focused on investment grade issues rated "A" or better by Moody's Investor Service, Inc. or Standard & Poor's Corp. Overall average credit quality was double "A" with the exception of Massachusetts and New York which averaged single "A." As of November 30, 1995 the Series' average maturities ranged from 19 to 22 years. Call protection was 7.5 years on average.

   The charts that follow illustrate the growth of a $10,000 investment in each Series from inception (January 15, 1991 for all Series except Arizona, which commenced operations on April 30, 1991) through the fiscal year ended November 30, 1995 versus the performance of similar hypothetical investments in the issues that comprise the Lehman Brothers Municipal Bond Index.

   For your convenience, we have summarized details regarding the various individual state Series on the following pages. Here you will find information on credit quality, maturity, call protection, distributions, performance and tax-free and taxable equivalent yields for each portfolio. Please note that the Massachusetts, Michigan, Minnesota, New York and Ohio Series will continue to have operating expenses in excess of 50 basis points of daily net assets absorbed by the Investment Manager through December 31, 1996.

LOOKING AHEAD

   The slower pace of economic activity in 1995 and the Federal Reserve Board's latest interest rate moves have improved bond-market expectations. The decreasing supply of new issues, combined with significant maturities and calls for redemptions, should continue to be positive for the municipal market. However, tax-reduction proposals are likely to continue to receive publicity and may cloud the outlook for tax-exempt bonds. With long-term municipal securities yielding more than 90 percent of the yield on U.S. Treasuries, the market has already begun the process of discounting the risk that a flat-tax might eventually become law.

   We appreciate your ongoing support of Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.

                                               Very truly yours,

                                               /s/ Charles A. Fiumefreddo
                                               Charles A. Fiumefreddo
                                               Chairman of the Board





            (This page has been left blank intentionally.)

        DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST: ARIZONA SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
         DATE                               TOTAL                               MUNI BOND
                                                                                INDEX
==========================================================================================================================
April 30, 1991                            $ 9,600                                $10,000
--------------------------------------------------------------------------------------------------------------------------
November 30, 1991                         $10,144                                $10,594
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                         $11,267                                $11,657
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                         $12,554                                $12,949
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                         $11,655                                $12,269
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                         $13,894  (3)                           $14,587
==========================================================================================================================

          AVERAGE ANNUAL TOTAL RETURNS

         1 YEAR                    LIFE OF FUND
===========================================================
        19.21 (1)                      8.40 (1)
-----------------------------------------------------------
        14.45 (2)                      7.44 (2)
===========================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

----------------------------------------

(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.











DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST: CALIFORNIA SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
         DATE                               TOTAL                               MUNI BOND
                                                                                INDEX
==========================================================================================================================
January 15, 1991                           $ 9,600                                $10,000
--------------------------------------------------------------------------------------------------------------------------
November 30, 1991                          $10,588                                $10,833
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                          $11,671                                $11,920
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                          $13,161                                $13,241
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                          $12,023                                $12,546
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                          $14,445(3)                             $14,916
==========================================================================================================================

                   AVERAGE ANNUAL TOTAL RETURNS

             1 YEAR                          LIFE OF FUND
======================================================================
            20.15 (1)                          8.75 (1)
----------------------------------------------------------------------
            15.35 (2)                          7.84 (2)
======================================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

----------------------------------------
(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)      Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.
(3)      Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.
(4)      The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service,
         Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.







DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST: FLORIDA SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
         DATE                               TOTAL                               MUNI BOND
                                                                                INDEX
==========================================================================================================================
January 15, 1991                           $ 9,600                                 $10,000
--------------------------------------------------------------------------------------------------------------------------
November 30, 1991                          $10,448                                 $10,833
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                          $11,589                                 $11,920
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                          $13,002                                 $13,241
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                          $12,055                                 $12,546
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                          $14,410                                 $14,916
==========================================================================================================================

                     AVERAGE ANNUAL TOTAL RETURNS

              1 YEAR                            LIFE OF FUND
=========================================================================
             19.54 (1)                            8.69 (1)
-------------------------------------------------------------------------
             14.76 (2)                            7.78 (2)
=========================================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

----------------------------------------
(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)      Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.
(3)      Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.
(4)      The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service,
         Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.










DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST: MASSACHUSETTS SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
         DATE                               TOTAL                               MUNI BOND
                                                                                INDEX
==========================================================================================================================
January 15, 1991                           $ 9,600                              $10,000
--------------------------------------------------------------------------------------------------------------------------
November 30, 1991                          $10,548                              $10,833
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                          $11,727                              $11,920
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                          $13,259                              $13,241
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                          $12,237                              $12,546
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                          $14,755 (3)                          $14,916
==========================================================================================================================


        AVERAGE ANNUAL TOTAL RETURNS
       1 YEAR            LIFE OF FUND
========================================================
      20.58 (1)                     9.22 (1)
--------------------------------------------------------
      15.76 (2)                     8.31 (2)
========================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

----------------------------------------
(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)      Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.
(3)      Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.
(4)      The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service,
         Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.









DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST: MICHIGAN SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
                                                                                MUNI BOND
         DATE                                        TOTAL                      INDEX
==========================================================================================================================
January 15, 1991                                    $ 9,600                     $10,000
--------------------------------------------------------------------------------------------------------------------------
November 30, 1991                                   $10,516                     $10,833
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                                   $11,754                     $11,920
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                                   $13,197                     $13,241
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                                   $12,132                     $12,546
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                                   $14,642  (3)                $14,916
==========================================================================================================================


            AVERAGE ANNUAL TOTAL RETURNS
       1 YEAR                    LIFE OF FUND
========================================================
     20.69  (1)                    9.05 (1)
--------------------------------------------------------
     15.86  (2)                    8.14 (2)
========================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

----------------------------------------
(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)      Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.
(3)      Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.
(4)      The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service,
         Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.









DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST: MINNESOTA SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
                                                                                MUNI BOND
         DATE                               TOTAL                               INDEX
==========================================================================================================================
January 15, 1991                           $ 9,600                               $10,000
--------------------------------------------------------------------------------------------------------------------------
November 30, 1991                          $10,312                               $10,833
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                          $11,334                               $11,920
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                          $12,767                               $13,241
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                          $11,692                               $12,546
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                          $14,100                               $14,916
==========================================================================================================================


             AVERAGE ANNUAL TOTAL RETURNS
        1 YEAR                     LIFE OF FUND
=============================================================
       20.60 (1)                     8.21 (1)
-------------------------------------------------------------
       15.77 (2)                     7.31 (2)
=============================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

----------------------------------------
(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)      Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.
(3)      Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.
(4)      The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service,
         Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.









DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST: NEW JERSEY SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
         DATE                               TOTAL                               MUNI BOND
                                                                                INDEX
==========================================================================================================================
January 15, 1991                           $ 9,600                                $10,000
--------------------------------------------------------------------------------------------------------------------------
November 30, 1991                          $10,521                                $10,833
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                          $11,714                                $11,920
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                          $13,123                                $13,241
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                          $12,079                                $12,546
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                          $14,446 (3)                            $14,916
==========================================================================================================================


          AVERAGE ANNUAL TOTAL RETURNS
     1 YEAR                     LIFE OF FUND
========================================================
     19.60 (1)                     8.75 (1)
--------------------------------------------------------
     14.81 (2)                     7.84 (2)
========================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

----------------------------------------
(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)      Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.
(3)      Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.
(4)      The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service,
         Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.








DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST:  NEW YORK SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
         DATE                               TOTAL                               MUNI BOND
                                                                                INDEX
==========================================================================================================================
January 15, 1991                           $ 9,600                                $10,000
--------------------------------------------------------------------------------------------------------------------------
November 30, 1991                           $10,630                                $10,833
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                           $11,730                                $11,920
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                           $13,244                                $13,241
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                           $12,058                                $12,546
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                           $14,638(3)                             $14,916
==========================================================================================================================


           AVERAGE ANNUAL TOTAL RETURNS
      1 YEAR                     LIFE OF FUND
========================================================
     21.40  (1)                    9.04 (1)
--------------------------------------------------------
     16.54  (2)                    8.13 (2)
========================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

------------------------------------
(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)      Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.
(3)      Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.
(4)      The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service,
         Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.









DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST: OHIO SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
         DATE                               TOTAL                               MUNI BOND
                                                                                INDEX
==========================================================================================================================
January 15, 1991                           $ 9,600                                $10,000
--------------------------------------------------------------------------------------------------------------------------
November 30, 1991                          $10,401                                $10,833
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                          $11,558                                $11,920
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                          $13,083                                $13,241
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                          $11,991                                $12,546
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                          $14,512 (3)                            $14,916
==========================================================================================================================

             AVERAGE ANNUAL TOTAL RETURNS
         1 YEAR                    LIFE OF FUND
=========================================================================
       21.02 (1)                      8.85 (1)
-------------------------------------------------------------------------
       16.18 (2)                      7.94 (2)
=========================================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

---------------------------------------
(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)      Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.
(3)      Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.
(4)      The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service,
         Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.








DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST: PENNSYLVANIA SERIES

                                                 GROWTH OF $10,000

                                                                                LEHMAN BROTHERS
         DATE                               TOTAL                               MUNI BOND
                                                                                INDEX
==========================================================================================================================
January 15, 1991                           $ 9,600                                $10,000
--------------------------------------------------------------------------------------------------------------------
November 30, 1991                          $10,442                                $10,833
--------------------------------------------------------------------------------------------------------------------------
November 30, 1992                          $11,640                                $11,920
--------------------------------------------------------------------------------------------------------------------------
November 30, 1993                          $13,111                                $13,241
--------------------------------------------------------------------------------------------------------------------------
November 30, 1994                          $12,083                                $12,546
--------------------------------------------------------------------------------------------------------------------------
November 30, 1995                          $14,458 (3)                            $14,916
==========================================================================================================================


            AVERAGE ANNUAL TOTAL RETURNS
    1 YEAR                         LIFE OF FUND
=============================================================
   19.65 (1)                         8.77 (1)
-------------------------------------------------------------
   14.86 (2)                         7.86 (2)
=============================================================

==============================================
       Fund           Lehman (4)
==============================================

Past performance is not predictive of future returns.

----------------------------------------
(1)      Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)      Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.
(3)      Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1995.
(4)      The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service,
         Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY November 30, 1995 (unaudited)
-----------------------------------------------------------------------------

                                     ARIZONA       CALIFORNIA      FLORIDA       MASSACHUSETTS
                                      SERIES         SERIES         SERIES          SERIES
                                  ------------  --------------  ------------  -----------------
CREDIT RATINGS (1):
 AAA OR AAA .....................      48%            31%            66%              34%
 AA OR AA .......................      26%            25%            15%              12%
 A OR A .........................      23%            32%            14%              48%
 BAA OR BBB .....................       3%            12%             5%              6%
 BA OR BB .......................       --             --             --              --
 NON-RATED ......................       --             --             --              --
AVERAGE WEIGHTED:
 MATURITY .......................    19 YEARS       21 YEARS       21 YEARS        19 YEARS
 CALL PROTECTION ................    7 YEARS        8 YEARS        7 YEARS          8 YEARS
PER SHARE NET ASSET VALUE:
 NOVEMBER 30, 1994 ..............     $9.42          $9.38          $9.60            $9.60
 NOVEMBER 30, 1995 ..............     $10.65         $10.67         $10.88          $10.97
DIVIDENDS (2) ...................     $0.54          $0.56          $0.56            $0.57
TOTAL RETURN 12 MONTHS
 ENDED 11/30/95 (3) .............     19.21%         20.15%         19.54%         20.58%
TAX-FREE YIELD (4) ..............     4.57%          5.02%          4.59%            4.86%
TAXABLE EQUIVALENT YIELD (5)  ...     8.01%          9.34%          7.60%            9.14%


---------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.

(2) Includes all income dividends and capital gains distributions, if any, paid by each Series for the 12 months ended November 30, 1995.

(3) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends.

(4) Yields were calculated for the 30-day period ended November 30, 1995 following the SEC yield formula (based on adjusted net asset value).

(5) Assumes the top federal income tax rate and the top effective state income tax rate, if any, and includes the effect of fully deducting state taxes on your federal return.

-----------------------------------------------------------------------------

   MICHIGAN      MINNESOTA      NEW JERSEY      NEW YORK                    PENNSYLVANIA
    SERIES        SERIES          SERIES         SERIES     OHIO SERIES        SERIES
------------  -------------  --------------  ------------  ------------  ----------------
     57%            22%            45%            28%           43%             54%
     33%            36%            17%            16%           22%             23%
      9%            35%            25%            45%           30%             16%
      1%            7%              8%            11%            4%              7%
      --            --              2%             --            --              --
      --            --              3%             --            1%              --

   22 Years      20 Years        19 Years       22 Years      20 Years        20 Years
    7 Years       7 Years         7 Years        9 Years       7 Years         8 Years

    $ 9.46        $ 9.28          $ 9.47         $ 9.46        $ 9.42          $ 9.56
    $10.81        $10.61          $10.73         $10.88        $10.80          $10.85
    $ 0.57        $ 0.54          $ 0.56         $ 0.56        $ 0.56          $ 0.55

    20.69%        20.60%          19.60%         21.40%        21.02%          19.65%
     4.87%         4.79%           4.85%          4.91%         4.85%           4.79%
     8.43%         8.67%           8.58%          8.75%         8.68%           8.16%

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                               COUPON     MATURITY
 THOUSANDS)                                                                                RATE        DATE         VALUE
-----------                                                                             ---------  ----------  -------------
             ARIZONA EXEMPT MUNICIPAL BONDS+ (96.9%)
             GENERAL OBLIGATION (11.9%)
   $  200    Chandler, Sierra Vista Refg Ser 1991 (FGIC) ..............................     7.00 %    07/01/12    $  223,588
    1,000    Paradise Valley Unified School District #69, Ser B 1995 (MBIA) (WI)  .....     5.25     07/01/15       998,740
             Phoenix,
    1,250     Refg Ser 1993 A .........................................................     5.25     07/01/12     1,251,800
    1,550     Refg Ser 1992 ...........................................................     6.375     07/01/13     1,658,143
      750    Tucson, Refg Ser 1995 (FGIC) .............................................     5.50     07/01/12       763,478
    1,000    Tucson Unified School District #1, Impr 1989 Ser D 1992 (FGIC)  ..........     6.10     07/01/11     1,066,630
-----------                                                                                                    -------------
    5,750                                                                                                         5,962,379
-----------                                                                                                    -------------
             EDUCATIONAL FACILITIES REVENUE (6.4%)
    1,000    Arizona Board of Regents, Arizona State University Ser 1992 A  ...........     5.50     07/01/19       986,940
    1,000    Price-Elliott Research Park Inc, Arizona State University Ser 1991 (MBIA)      7.00     07/01/21     1,125,640
    1,000    University of Arizona, Telecommunications Ser 1991 COPs ..................     6.50     07/15/12     1,089,760
-----------                                                                                                    -------------
    3,000                                                                                                         3,202,340
-----------                                                                                                    -------------
             ELECTRIC REVENUE (4.5%)
      725    Arizona Power Authority, Hoover Uprating Refg 1993 Ser (MBIA)  ...........     5.25     10/01/17       719,359
    1,000    Salt River Agricultural Improvement & Power District, Refg 1992 Ser D  ...     6.25     01/01/27     1,051,700
      500    Puerto Rico Electric Power Authority, Power Ser X ........................     6.00     07/01/15       512,135
-----------                                                                                                    -------------
    2,225                                                                                                         2,283,194
-----------                                                                                                    -------------
             HOSPITAL REVENUE (10.2%)
             Arizona Health Facilities Authority,
    1,150     Phoenix Baptist Hospital & Medical Center Inc & Medical
               Environments Inc Ser 1992 (MBIA) .......................................     6.25     09/01/11     1,232,191
      700     Phoenix Memorial Hospital Refg Ser 1991 .................................     8.20     06/01/21       755,881
    2,000    Maricopa County Industrial Development Authority, Catholic Healthcare
              West 1992 Ser A (MBIA) ...................................................    5.75     07/01/11     2,055,780
    1,100    Pima County Industrial Development Authority, Carondelet Health Care
              Corp Ser 1993 (MBIA) .....................................................    5.25     07/01/13     1,094,951
-----------                                                                                                    -------------
    4,950                                                                                                         5,138,803
-----------                                                                                                    -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL (9.6%)
    1,000    Greenlee County Industrial Development Authority, Phelps Dodge Corp
              Refg 1994 .....................................................................    5.45     06/01/09     1,012,520
    2,000    Mohave County Industrial Development Authority, Citizens Utilities Co
              1993 Ser B (AMT) .........................................................    5.80     11/15/28     2,010,060
    1,700    Santa Cruz County Industrial Development Authority, Citizens Utilities Co
              1991 (AMT) ...............................................................    7.15     02/01/23     1,810,755
-----------                                                                                                    -------------
    4,700                                                                                                         4,833,335
-----------                                                                                                    -------------
             MORTGAGE REVENUE - MULTI-FAMILY (2.1%)
      980    Pima County Industrial Development Authority, Rancho Mirage Ser 1992
              (AMT) (AGRC) .............................................................    7.05     04/01/22     1,041,995
-----------                                                                                                    -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN
 THOUSANDS                                                                            COUPON     MATURITY
                                                                                       RATE        DATE        VALUE
-----------                                                                          ---------  ----------  -------------
             MORTGAGE REVENUE - SINGLE FAMILY (2.0%)
             Maricopa County Industrial Development Authority,
   $   470    1991 Ser A ..............................................................     7.375%    08/01/05    $   508,991
       450    1991 Ser A ..............................................................     7.50     08/01/12        483,917
-----------                                                                                                    -------------
       920                                                                                                           992,908
-----------                                                                                                    -------------
             PUBLIC FACILITIES REVENUE (6.7%)
             Arizona,
       500    Refg Ser 1992 B COPs (AMBAC) ............................................     6.25     09/01/10        540,765
       500    Ser 1991 COPs (FSA) .....................................................     6.25     09/01/11        537,350
       700   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988 A  ..     7.90     07/01/07        783,832
     1,500   Puerto Rico Public Buildings Authority, Govt Facs Ser A (AMBAC)  .........     5.50     07/01/21      1,493,790
-----------                                                                                                    -------------
     3,200                                                                                                         3,355,737
-----------                                                                                                    -------------
             TRANSPORTATION FACILITIES REVENUE (14.2%)
             Phoenix, Street & Highway
     2,000    User Refg Ser 1993 ......................................................     5.125     07/01/11      1,961,020
     1,000    User Ser 1992 ...........................................................     6.25     07/01/11      1,090,740
     2,000   Phoenix Civic Improvement Corporation, Airport Terminal Excise Tax Ser
              1989 (AMT) ..............................................................     7.80     07/01/11      2,149,280
     1,000   Tucson, Street & Highway User Sr Lien Refg Ser 1993 ......................     5.50     07/01/09      1,019,350
     1,000   Puerto Rico Highway & Transportation Authority, Refg Ser X  ..............     5.25     07/01/21        944,880
-----------                                                                                                    -------------
     7,000                                                                                                         7,165,270
-----------                                                                                                    -------------
             WATER & SEWER REVENUE (23.8%)
     1,000   Arizona Wastewater Management Authority, Wastewater Treatment
              Financial Assistance Ser 1992 A (AMBAC) ............................................    5.95     07/01/12
1,048,540
             Chandler, Water & Sewer
       750    Refg Ser 1991 (FGIC) ....................................................     7.00     07/01/12        838,455
     1,000    Refg Ser 1992 (FGIC) ....................................................     6.25     07/01/13      1,076,200
     1,000   Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) .........................     6.50     07/01/22      1,109,430
             Phoenix Civic Improvement Corporation, Wastewater
     2,000    Refg Ser 1993 ...........................................................     4.75     07/01/23      1,793,440
     1,500    Jr Lien Ser 1994 ........................................................     5.45     07/01/19      1,488,120
     2,200   Tucson, Water Refg Ser 1991 ..............................................     6.50     07/01/16      2,374,481
     2,000   Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A .......................     7.90     07/01/07      2,223,220
-----------                                                                                                    -------------
    11,450                                                                                                        11,951,886
-----------                                                                                                    -------------
             REFUNDED (5.5%)
     1,500   Arizona Transportation Board, Sub Highway Ser 1991 A .....................     6.50     07/01/11      1,676,040
     1,000   Central Arizona Water Conservative District, Ser 1991 B ..................     6.50     11/01/11      1,116,030
-----------                                                                                                    -------------
     2,500                                                                                                         2,792,070
-----------                                                                                                    -------------
    46,675   TOTAL ARIZONA EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $45,958,891) ..............................    48,719,917
-----------                                                                                                    -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                               COUPON     MATURITY
 THOUSANDS)                                                                                RATE        DATE         VALUE
-----------                                                                             ---------  ----------  -------------
             SHORT-TERM ARIZONA EXEMPT MUNICIPAL OBLIGATIONS (3.0%)
   $   500   Maricopa County Industrial Development Authority, Samaritan Health
              Ser 1985 B-2 (MBIA) (Demand 12/01/95) ........................................   3.80* %   12/01/08    $   500,000
     1,000   Pinal County Industrial Development Authority, New Mont Mining Corp
              Ser 1984 (Demand 12/01/95) ...................................................   3.70*     12/01/09      1,000,000
-----------                                                                                                    -------------
     1,500   TOTAL SHORT-TERM ARIZONA EXEMPT MUNICIPAL OBLIGATIONS
              (IDENTIFIED COST $1,500,000) ....................................................................    1,500,000
-----------                                                                                                    -------------
   $48,175   TOTAL INVESTMENTS (IDENTIFIED COST $47,458,891) (A) .................................      99.9%     50,219,917
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......................................       0.1          70,575
                                                                                                       ------- -------------
             NET ASSETS ..........................................................................     100.0%    $50,290,492
                                                                                                       ------- -------------
                                                                                                       ------- -------------

---------------

   AMT   Alternative Minimum Tax.

   COPs  Certificates of Participation.

   WI    Security purchased on a when issued basis.

   +     Puerto Rico exemption represents 11.8% of net assets.

   *     Current coupon rate of variable rate security.

   (a) The aggregate cost for federal income tax purposes is $47,458,891; the aggregate gross unrealized appreciation is $2,773,561 and the aggregate gross unrealized depreciation is $12,535, resulting in net unrealized appreciation of $2,761,026.

Bond Insurance:
---------------

   AGRC  Asset Guaranty Reinsurance Company.

   AMBAC AMBAC Indemnity Corporation.

   FGIC  Financial Guaranty Insurance Company.

   FSA   Financial Security Assurance Inc.

   MBIA  Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                               COUPON    MATURITY
 THOUSANDS)                                                                                RATE       DATE         VALUE
-----------                                                                             --------  ----------  --------------
             CALIFORNIA EXEMPT MUNICIPAL BONDS (95.3%)
             GENERAL OBLIGATION (5.0%)
   $ 2,000   California, Various Purpose dtd 04/01/93 (FSA) ...........................    5.50 %   04/01/19    $ 1,968,840
             Mojave Water Agency,
     1,100    Impr Dist M Morongo Basin Pipeline Ser 1992 .............................    6.60     09/01/13      1,141,899
     2,700    Impr Dist M Morongo Basin Pipeline Ser 1992 .............................    6.60     09/01/22      2,774,979
-----------                                                                                                   --------------
     5,800                                                                                                        5,885,718
-----------                                                                                                   --------------
             EDUCATIONAL FACILITIES REVENUE (17.1%)
             California Educational Facilities Authority,
     4,500    Carnegie Institution of Washington 1993 Ser A ...........................    5.60     10/01/23      4,424,850
     4,000    Claremont Colleges Ser 1992 .............................................    6.375    05/01/22      4,124,400
     2,000    Loyola Marymount University Refg Ser 1992 ...............................    6.00     10/01/14      2,006,620
     2,000    University of San Francisco Ser 1992 ....................................    6.40     10/01/17      2,063,720
     2,500    University of Southern California Ser 1993 B ............................    5.80     10/01/15      2,514,650
     2,000   California Public Works Board, California State University 1992 Ser A  ...    6.70     10/01/17      2,138,560
     3,000   University of California, Multiple Purpose Refg 1993 Ser C (AMBAC)  ......    5.125    09/01/18      2,869,710
-----------                                                                                                   --------------
    20,000                                                                                                       20,142,510
-----------                                                                                                   --------------
             ELECTRIC REVENUE (13.2%)
     2,000   Kings River Conservation District, Pine Power Ser D ......................    6.00     01/01/17      2,037,960
     3,000   Los Angeles Department of Water & Power, Refg Issue of 1993  .............    5.375    09/01/23      2,888,880
     1,750   Northern California Power Agency, Geothermal #3 1993 Refg Ser 3  .........    5.85     07/01/10      1,826,895
             Southern California Public Power Authority,
     7,000    Mead - Phoenix (AMBAC) ..................................................    5.15     07/01/15      6,748,910
     2,090    Multiple Proj 1989 Ser ..................................................    6.00     07/01/18      2,096,500
-----------                                                                                                   --------------
    15,840                                                                                                       15,599,145
-----------                                                                                                   --------------
             HOSPITAL REVENUE (13.2%)
     1,000   Berkeley, Alta Bates Medical Center Refg Ser A ...........................    6.50     12/01/11      1,014,950
             California Health Facilities Financing Authority,
     2,000    Catholic Health Corp Ser 1992 (MBIA) ....................................    6.00     07/01/13      2,068,980
     3,150    Downey Community Hospital Ser 1993 ......................................    5.75     05/15/15      3,063,721
     2,000    Kaiser Permanente 1983 Ser ..............................................    5.45     10/01/13      1,950,860
     3,000    Scripps Memorial Hospitals Ser 1992 A (MBIA) ............................    6.375    10/01/22      3,192,270
     2,000   California Statewide Communities Development Authority,
              Cedars Sinai Medical Center Ser 1992 COPs ...............................    6.50     08/01/12      2,198,720
     2,000   Duarte, City of Hope National Medical Center COPs ........................    6.00     04/01/08      2,022,600
-----------                                                                                                   --------------
    15,150                                                                                                       15,512,101
-----------                                                                                                   --------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (1.8%)
             California Pollution Control Financing Authority,
     1,000    Pacific Gas & Electric Co 1992 Ser A (AMT) ..............................    6.625    06/01/09      1,056,820
     1,000    Southern California Edison Co 1988 Ser A (AMT) ..........................    6.90     09/01/06      1,074,030
-----------                                                                                                   --------------
     2,000                                                                                                        2,130,850
-----------                                                                                                   --------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                               COUPON    MATURITY
 THOUSANDS)                                                                                RATE       DATE         VALUE
-----------                                                                             --------  ----------  --------------
             MORTGAGE REVENUE - MULTI-FAMILY (1.8%)
   $ 2,000   California Housing Finance Agency, Rental II 1992 Ser B ..................    6.70 %   08/01/15    $ 2,067,420
-----------                                                                                                   --------------
             MORTGAGE REVENUE - SINGLE FAMILY (1.5%)
       690   California Housing Finance Agency, Home 1991 Ser C (AMT) (MBIA)  .........    7.00     08/01/23        728,957
       975   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed Ser C      6.85     10/15/23      1,026,246
-----------                                                                                                   --------------
     1,665                                                                                                        1,755,203
-----------                                                                                                   --------------
             PUBLIC FACILITIES REVENUE (8.5%)
     2,000   Los Angeles County, 1991 Master Refg COPs ................................    6.708    05/01/15      1,936,660
     2,000   Nevada County, Western Nevada County Solid Waste Mgmt 1991  ..............    7.50     06/01/21      2,055,260
     2,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C  .........    6.375    09/01/13      2,063,220
     2,700   Torrance, Police Refg 1991 COPs ..........................................    6.80     07/01/12      2,889,054
     1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988 A  ..    7.90     07/01/07      1,119,760
-----------                                                                                                   --------------
     9,700                                                                                                       10,063,954
-----------                                                                                                   --------------
             TAX ALLOCATION (4.2%)
     1,000   Industry Urban-Development Agency, Transportation-Distribution-
              Industrial Redev Proj #3 1992 Refg ......................................    6.90     11/01/16      1,067,190
     1,000   Riverside County Redevelopment Agency, Proj #4 1991 Ser A ................    7.50     10/01/26      1,085,960
     3,000   Rosemead Redevelopment Agency, Proj #1 Ser 1993 A ........................    5.50     10/01/18      2,734,800
-----------                                                                                                   --------------
     5,000                                                                                                        4,887,950
-----------                                                                                                   --------------
             TRANSPORTATION FACILITIES REVENUE (7.7%)
     2,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991-B  ......    6.50     07/01/13      2,123,840
     2,000   San Diego County Regional Transportation Commission, Sales Tax
              1994 Ser A (FGIC) .......................................................    4.75     04/01/08      1,932,800
             San Francisco Bay Area Rapid Transit District, Sales Tax
     1,000    Ser 1991 (FGIC) .........................................................    6.60     07/01/12      1,092,270
     1,850    Ser 1995 (FGIC) .........................................................    5.50     07/01/20      1,840,029
     2,000   Santa Clara Transit District, Sales Tax 1991 Ser A .......................    6.25     06/01/21      2,048,160
-----------                                                                                                   --------------
     8,850                                                                                                        9,037,099
-----------                                                                                                   --------------
             WATER & SEWER REVENUE (20.4%)
     1,000   Alameda County Water District, 1992 COPs (MBIA) ..........................    6.20     06/01/13      1,056,390
             California Department of Water Resources,
     1,000    Central Valley Ser J-2 ..................................................    6.00     12/01/20      1,020,010
     2,000    Central Valley Ser K ....................................................    6.00     12/01/21      2,044,560
     2,000   Central Coast Water Authority, Ser 1992 (AMBAC) ..........................    6.50     10/01/14      2,165,120
     1,000   Contra Costa Water Authority, Water 1992 Ser E (AMBAC) ...................    6.25     10/01/12      1,111,980
     3,000   East Bay Municipal Utility District, Water Refg Ser 1992 .................    6.00     06/01/20      3,078,270
             Los Angeles, Wastewater
     1,000    1991 Ser C ..............................................................    7.10     06/01/18      1,100,850
     2,000    Refg Ser 1993-A (MBIA) ..................................................    5.70     06/01/20      2,007,280
     2,000   Los Angeles County Sanitation Districts Financing Authority, 1993 Ser A  .    5.25     10/01/10      1,977,520
     4,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA) .................    6.30     04/08/21      4,196,560
     2,000   San Francisco Public Utilities Commission, Water 1992 Refg Ser A  ........    6.00     11/01/15      2,037,240
     2,000   Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A .......................    7.90     07/01/07      2,223,220
-----------                                                                                                   --------------
    23,000                                                                                                       24,019,000
-----------                                                                                                   --------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                               COUPON    MATURITY
 THOUSANDS)                                                                                RATE       DATE         VALUE
-----------                                                                             --------  ----------  --------------
             REFUNDED (0.9%)
  $  1,000   San Diego County Regional Transportation Commission, Sales Tax,
              1991 Ser A (ETM) ........................................................    6.00 %  04/01/08     $  1,069,830
-----------                                                                                                   --------------
   110,005   TOTAL CALIFORNIA EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $108,137,119) .........................    112,170,780
-----------                                                                                                   --------------
             SHORT-TERM CALIFORNIA EXEMPT MUNICIPAL OBLIGATIONS (3.2%)
       200   California Health Facilities Financing Authority, Sutter Health Ser 1990 B
              (Demand 12/01/95) .......................................................    3.70*   03/01/20          200,000
     3,600   Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992
              (Demand 12/01/95) .......................................................    3.80*   10/01/22        3,600,000
-----------                                                                                                   --------------
     3,800   TOTAL SHORT-TERM CALIFORNIA EXEMPT MUNICIPAL OBLIGATIONS
             (IDENTIFIED COST $3,800,000) ...................................................................      3,800,000
-----------                                                                                                   --------------
  $113,805   TOTAL INVESTMENTS (IDENTIFIED COST $111,937,119) (A) ...............................      98.5%     115,970,780
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................       1.5        1,798,664
                                                                                                  ----------  --------------

                                                                                                              --------------
             NET ASSETS .........................................................................     100.0 %   $117,769,444
                                                                                                 ===========  ==============

------------

   AMT   Alternative Minimum Tax.

   COPs  Certificates of Participation.

   ETM   Escrowed to Maturity.

   *     Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes is $111,937,119; the aggregate gross unrealized appreciation is $4,814,261 and the aggregate gross unrealized depreciation is $780,600, resulting in net unrealized appreciation of $4,033,661.

Bond Insurance:
---------------

   AMBAC AMBAC Indemnity Corporation.

   FGIC  Financial Guaranty Insurance Company.

   FSA   Financial Security Assurance Inc.

   MBIA  Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                               COUPON    MATURITY
 THOUSANDS)                                                                                RATE       DATE         VALUE
-----------                                                                             --------  ----------  -------------
             FLORIDA EXEMPT MUNICIPAL BONDS (89.1%)
             ELECTRIC REVENUE (9.8%)
   $ 2,500   Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 .   5.50 %    10/01/14    $ 2.496,875
             Orlando Utilities Commission,
     1,000    Refg Ser 1993 A .........................................................   5.25      10/01/14        978,860
     2,000    Ser 1993 ................................................................   5.125     10/01/19      1,913,680
     2,000   Puerto Rico Electric Power Authority, Power Ser O ........................   5.00      07/01/12      1,867,260
-----------                                                                                                   -------------
     7,500                                                                                                        7,256,675
-----------                                                                                                   -------------
             HOSPITAL REVENUE (18.5%)
       500   Cape Canaveral Hospital District, Ser 1991 COPs (AMBAC) ..................   6.875     01/01/21        544,915
     2,500   Dade County, Jackson Memorial Hospital Ser 1993 (MBIA) ...................   5.625     06/01/13      2,557,225
     1,000   Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee)  .......   6.60      02/01/21      1,071,650
     1,000   Jacksonville Health Facilities Authority, Daughters of Charity/
              St Vincent's Medical Center Inc Ser 1993 A ..............................   5.00      11/15/15        920,520
     1,000   Lakeland, Regional Medical Center Ser 1992 A (FGIC) ......................   6.125     11/15/22      1,043,710
             Orange County Health Facilities Authority,
     2,000    Adventist Health/Sunbelt Ser 1995 (AMBAC) ...............................    5.25     11/15/20      1,943,080
     1,500    Orlando Regional Healthcare Ser 1993 A (MBIA) ...........................    6.00     11/01/24      1,549,035
     1,000   Polk County Industrial Development Authority, United Haven Hospital
              1985 Ser 2 (MBIA) .......................................................    6.25     09/01/15      1,061,350
     1,000   South Broward Hospital District, Ser 1991 B & C (AMBAC) ..................    6.611    05/01/21      1,064,740
     2,000   Tampa, Allegany Health/St Mary's Hospital Ser 1993 (MBIA) ................    5.00     12/01/12      1,924,640
-----------                                                                                                   -------------
    13,500                                                                                                       13,680,865
-----------                                                                                                   -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (5.7%)
             Citrus County, Florida Power Corp
     1,000    Refg Ser 1992 B .........................................................    6.35     02/01/22      1,059,240
     2,000    Refg Ser 1992 A .........................................................    6.625    01/01/27      2,140,440
     1,000   St Lucie County, Florida Power & Light Co Ser 1992 (AMT) .................    6.70     05/01/27      1,055,820
-----------                                                                                                   -------------
     4,000                                                                                                        4,255,500
-----------                                                                                                   -------------
             MORTGAGE REVENUE - SINGLE FAMILY (3.7%)
       745   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA)  .........    7.00     03/01/13        797,320
       580   Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1 (AMT)  ......    7.90     03/01/22        622,056
     1,250   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed Ser C      6.85     10/15/23      1,315,700
-----------                                                                                                   -------------
     2,575                                                                                                        2,735,076
-----------                                                                                                   -------------
             NURSING & HEALTH RELATED FACILITIES REVENUE (1.5%)
     1,000   Hillsborough County Industrial Authority, Allegany Health/John Knox
-----------   Village of Tampa Bay Inc Ser 1992 (MBIA) ................................    6.375    12/01/12      1,075,690
                                                                                                              -------------
             PUBLIC FACILITIES REVENUE (5.0%)
     1,500   Brevard County School Board, Florida School Boards Assn Inc
              Ser 1992 A COPs (AMBAC) .................................................    6.50     07/01/12      1,641,210
     1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC)  .............    6.15     10/01/20      1,050,630
     1,000   Puerto Rico Public Buildings Authority, Ser A (AMBAC) ....................    5.50     07/01/21        995,860
-----------                                                                                                   -------------
     3,500                                                                                                        3,687,700
-----------                                                                                                   -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                               COUPON    MATURITY
 THOUSANDS)                                                                                RATE       DATE         VALUE
-----------                                                                             --------  ----------  -------------
             RESOURCE RECOVERY REVENUE (4.0%)
             Broward County,
   $ 1,035    Broward Waste Energy Co North Ser 1984 ..................................    7.95 %   12/01/08    $ 1,171,630
       650    SES Broward Co LP South Ser 1984 ........................................    7.95     12/01/08        735,807
     1,000   Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ..........................    6.50     10/01/13      1,077,350
-----------                                                                                                   -------------
     2,685                                                                                                        2,984,787
-----------                                                                                                   -------------
             TRANSPORTATION FACILITIES REVENUE (15.8%)
             Dade County, Aviation
       400    1991 Ser U (AMT) ........................................................    6.75     10/01/06        430,844
     1,000    1992 Ser B (AMT) (MBIA) .................................................    6.60     10/01/22      1,076,280
     1,000   Florida Department of Transportation, Turnpike Ser 1991 A (AMBAC)  .......    6.25     07/01/20      1,045,360
             Greater Orlando Aviation Authority,
       750    Ser 1992 A (AMT) (FGIC) .................................................    6.50     10/01/12        810,578
     1,000    Ser 1993 A (AMT) (AMBAC) ................................................    5.50     10/01/18        982,060
     1,250   Hillsborough County Aviation Authority, Tampa Intl Airport
              Refg Ser 1993B (FGIC) ...................................................    5.60     10/01/19      1,252,700
     1,500   Lee County, Refg Ser 1991 (AMBAC) ........................................    6.00     10/01/17      1,542,150
     3,000   Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A  .............    6.10     10/01/22      3,021,750
     1,500   Osceola County, Osceola Parkway (MBIA) ...................................    6.10     04/01/17      1,565,505
-----------                                                                                                   -------------
    11,400                                                                                                       11,727,227
-----------                                                                                                   -------------
             WATER & SEWER REVENUE (14.7%)
       500   Boynton Beach, Utility Ser 1992 (FGIC) ...................................    6.25     11/01/12        539,290
     1,425   Charlotte County, Utility Refg Ser 1993 (FGIC) ...........................    5.25     10/01/21      1,387,551
     2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ...............................    5.50     10/01/25      1,979,580
     1,000   Key West, Sewer Refg Ser 1993 (FGIC) .....................................    5.70     10/01/20      1,008,150
     1,000   Orange County, Water Utilities Ser 1992 (AMBAC) ..........................    6.25     10/01/17      1,061,880
       500   Port St Lucie, Stormwater Utility Ser 1991 (AMBAC) .......................    6.625    05/01/15        539,080
     2,000   Tampa, Water & Sewer Ser 1992 A (FGIC) ...................................    6.00     10/01/17      2,078,080
     2,030   Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A .......................    7.90     07/01/07      2,256,568
-----------                                                                                                   -------------
    10,455                                                                                                       10,850,179
-----------                                                                                                   -------------
             OTHER REVENUE (4.2%)
     1,000   Homestead, Hurricane Andrew Special Insurance Assessment Ser 1993 (MBIA)      5.25     03/01/03      1,045,900
     2,000   Orlando, Cap Impr Refg Ser 1992 ..........................................    6.00     10/01/22      2,050,000
-----------                                                                                                   -------------
     3,000                                                                                                        3,095,900
-----------                                                                                                   -------------
             REFUNDED (6.2%)
     1,900   Orlando Utilities Commision, Ser 1991 A ..................................    6.50     10/01/20      2,145,347
     2,150   St Lucie County, Sales Tax Ser 1992 (FGIC) ...............................    6.50     10/01/22      2,455,451
-----------                                                                                                   -------------
     4,050                                                                                                        4,600,798
-----------                                                                                                   -------------
    63,665   TOTAL FLORIDA EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $61,922,214) .............................    65,950,397
-----------                                                                                                   -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                               COUPON    MATURITY
 THOUSANDS)                                                                                RATE       DATE         VALUE
-----------                                                                             --------  ----------  -------------
             SHORT-TERM FLORIDA EXEMPT MUNICIPAL OBLIGATIONS (9.0%)
   $ 2,600   Dade County Health Facilities Authority, Miami Childrens Hospital Ser
             1990 (Demand 12/01/95) ................................................... 4.00*%      01/02/00    $ 2,600,000
     3,200   Dade County Industrial Development Authority, Florida Power & Light Co
             Ser 1993 (Demand 12/01/95) ............................................... 3.65*       06/01/21      3,200,000
       900   Jacksonville Health Facilities Authority, Baptist Medical Center Ser 1993
             (MBIA) (Demand 12/01/95) ................................................. 3.85*       06/01/08        900,000
-----------                                                                                                   -------------
     6,700   TOTAL SHORT-TERM FLORIDA EXEMPT MUNICIPAL OBLIGATIONS
             (IDENTIFIED COST $6,700,000) ...................................................................     6,700,000
-----------                                                                                                   -------------
   $70,365   TOTAL INVESTMENTS (IDENTIFIED COST $68,622,214) (A) ................................     98.1%      72,650,397
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................      1.9        1,407,664
                                                                                                     -----    -------------
             NET ASSETS .........................................................................    100.0%     $74,058,061
                                                                                                     =====    ============

------------
   AMT       Alternative Minimum Tax.

   COPs      Certificates of Participation.

   *         Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes is $68,622,214; the aggregate gross unrealized appreciation is $4,063,486 and the aggregate gross unrealized depreciation is $35,303, resulting in net unrealized appreciation of $4,028,183.

   Bond Insurance:
   ---------------
   AMBAC    AMBAC Indemnity Corporation.

 Connie Lee Connie Lee Insurance Company.

   FGIC     Financial Guaranty Insurance Company.

   FSA      Financial Security Assurance Inc.

   MBIA     Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --MASSACHUSETTS SERIES PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                     COUPON    MATURITY
 THOUSANDS)                                                                      RATE       DATE         VALUE
-----------                                                                   --------  ----------  -------------
             MASSACHUSETTS EXEMPT MUNICIPAL BONDS (91.3%)
             GENERAL OBLIGATION (10.3%)
             Massachusetts,
   $  500     Refg 1992 Ser B ...............................................    6.50 %   08/01/08    $  567,200
    1,000     Refg 1993 Ser A ...............................................    5.50     02/01/11     1,010,680
      150    Nantucket, 1991 ................................................    6.80     12/01/11       165,507
-----------                                                                                         -------------
    1,650                                                                                              1,743,387
-----------                                                                                         -------------
             EDUCATIONAL FACILITIES REVENUE (25.2%)
             Massachusetts Health & Educational Facilities Authority,
      100     Amherst College Ser E .........................................    6.80     11/01/21       109,426
    1,000     Boston College Ser K ..........................................    5.25     06/01/18       974,240
      400     Boston University Ser K & L (MBIA) ............................    6.66     10/01/31       430,720
      150     Community College Ser A (Connie Lee) ..........................    6.60     10/01/22       160,113
      400     Suffolk University Ser B (Connie Lee) .........................    6.25     07/01/12       417,232
      500     University of Massachusetts Foundation Inc/Medical School
              Research Ser A (Connie Lee) ...................................    6.00     07/01/23       509,705
      150     Worcester Polytechnic Institute Refg Ser E ....................    6.625    09/01/17       163,161
             Massachusetts Industrial Finance Agency,
    1,000     Brooks School Ser 1993 ........................................    5.90     07/01/13     1,030,190
      150     Holy Cross College Ser 1992 ...................................    6.45     01/01/12       161,128
      300     Mount Holyoke College Refg Ser 1992 A (MBIA) ..................    6.30     07/01/13       318,909
-----------                                                                                         -------------
    4,150                                                                                              4,274,824
-----------                                                                                         -------------
             ELECTRIC REVENUE (6.2%)
      500    Massachusetts Municipal Wholesale Electric Company, Power Supply
              1992 Ser C ....................................................    6.625    07/01/18       531,375
      500    Puerto Rico Electric Power Authority, Power Ser X ..............    6.00     07/01/15       512,135
-----------                                                                                         -------------
    1,000                                                                                              1,043,510
-----------                                                                                         -------------
             HOSPITAL REVENUE (14.6%)
      500    Boston, Boston City Hospital - FHA Insured Mtge Refg Ser B  ....    5.75     02/15/13       501,330
             Massachusetts Health & Educational Facilities Authority,
      100     Charlton Memorial Hospital Ser B ..............................    7.25     07/01/13       106,945
      500     Lahey Clinic Medical Center Ser B (MBIA) ......................    5.625    07/01/15       500,890
    1,000     Massachusetts General Hospital Ser F (MBIA) ...................    6.00     07/01/15     1,037,560
      200     McLean Hospital Ser C (FGIC) ..................................    6.625    07/01/15       217,510
      100     New England Deaconess Hospital Ser C ..........................    7.20     04/01/22       107,190
-----------                                                                                         -------------
    2,400                                                                                              2,471,425
-----------                                                                                         -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (5.9%)
    1,000    Massachusetts Industrial Finance Agency, Eastern Edison Co
-----------   Refg Ser 1993 .................................................    5.875    08/01/08       999,370
                                                                                                    -------------
             MORTGAGE REVENUE - MULTI-FAMILY (3.1%)
      500    Massachusetts Housing Finance Agency, Rental 1994 Ser A
-----------   (AMT) (AMBAC) .................................................    6.60     07/01/14       520,835
                                                                                                    -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                     COUPON    MATURITY
 THOUSANDS)                                                                      RATE       DATE         VALUE
-----------                                                                   --------  ----------  -------------
             MORTGAGE REVENUE - SINGLE FAMILY (3.9%)
             Massachusetts Housing Finance Agency,
   $   435    Ser 21 (AMT) ..................................................    6.30 %   06/01/25    $   437,553
       220    Ser 21 (AMT) ..................................................    7.125    06/01/25        232,846
-----------                                                                                         -------------
       655                                                                                                670,399
-----------                                                                                         -------------
             STUDENT LOAN REVENUE (3.6%)
       165   Massachusetts Educational Facilities Authority, Education Loan
              Issue D Ser 1991 (AMT) (MBIA) .................................    7.25     01/01/09        178,776
       400   New England Education Loan Marketing Corporation,
              1992 Sub Issue H (AMT) ........................................    6.90     11/01/09        431,264
-----------                                                                                         -------------
       565                                                                                                610,040
-----------                                                                                         -------------
             TRANSPORTATION FACILITIES REVENUE (9.8%)
       300   Guam, Highway 1992 Ser A (CGIC) ................................    6.30     05/01/12        319,938
             Massachusetts Port Authority,
       500    Ser 1992-B ....................................................    6.00     07/01/13        521,430
       100    Ser A 1990 (AMT) (FGIC) .......................................    7.50     07/01/20        112,159
       250   Massachusetts Turnpike Authority, 1993 Ser A ...................    5.00     01/01/13        240,268
       500   Puerto Rico Highway & Transportation Authority, Refg Ser X  ....    5.25     07/01/21        472,440
-----------                                                                                         -------------
     1,650                                                                                              1,666,235
-----------                                                                                         -------------
             WATER & SEWER REVENUE (8.7%)
       500   Boston Water & Sewer Commission, Sr 1992 Ser A .................    5.75     11/01/13        517,810
       500   Massachusetts Water Pollution Abatement Trust, Pool Ser 2  .....    5.70     02/01/12        515,805
       400   Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A  ............    7.90     07/01/07        444,644
-----------                                                                                         -------------
     1,400                                                                                              1,478,259
-----------                                                                                         -------------
    14,970   TOTAL MASSACHUSETTS EXEMPT MUNICIPAL BONDS
-----------   (IDENTIFIED COST $14,762,486) .......................................................    15,478,284
                                                                                                    -------------
             SHORT-TERM MASSACHUSETTS EXEMPT MUNICIPAL OBLIGATIONS (6.8%)
       650   Massachusetts, Dedicated Income Tax Ser 1990 B (Demand 12/01/95)   3.75*     12/01/97        650,000
       500   Massachusetts Port Authority, Refg Ser 1995 A (Demand 12/01/95)    3.60*     07/01/15        500,000
-----------                                                                                         -------------
     1,150   TOTAL SHORT-TERM MASSACHUSETTS EXEMPT MUNICIPAL OBLIGATIONS
-----------   (IDENTIFIED COST $1,150,000) ........................................................     1,150,000
                                                                                                    -------------
   $16,120   TOTAL INVESTMENTS (IDENTIFIED COST $15,912,486) (A) ......................     98.1%      16,628,284
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................      1.9          326,179
                                                                                           -----    -------------
             NET ASSETS ...............................................................    100.0%     $16,954,463
                                                                                           =====    =============

---------------

   AMT       Alternative Minimum Tax.

   *         Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes is $15,912,486; the aggregate gross unrealized appreciation is $717,881 and the aggregate gross unrealized depreciation is $2,083, resulting in net unrealized appreciation of $715,798.

   Bond Insurance:
   ---------------
  AMBAC      AMBAC Indemnity Corporation.

  CGIC       Capital Guaranty Insurance Company.

  Connie Lee Connie Lee Insurance Company.

  FGIC       Financial Guaranty Insurance Company.

  MBIA       Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                     COUPON    MATURITY
 THOUSANDS)                                                                      RATE       DATE         VALUE
-----------                                                                   --------  ----------  -------------
             MICHIGAN EXEMPT MUNICIPAL BONDS (94.9%)
             GENERAL OBLIGATION (19.5%)
   $1,000    Chelsea School District, 1995 Bldg & Site (FGIC) ...............   5.875 %   05/01/25    $1,025,400
    1,650    Holly Area School District, 1995 Bldg & Site (FGIC)  ...........   5.375     05/01/13     1,652,013
      500    Kentwood Public Schools, 1992 Bldg & Site Refg .................   6.40      05/01/15       532,050
    1,000    Mona Shores Public Schools, 1995 Bldg & Site (FGIC)  ...........   5.80      05/01/17     1,020,880
-----------                                                                                         -------------
    4,150                                                                                              4,230,343
-----------                                                                                         -------------
             EDUCATIONAL FACILITIES REVENUE (14.1%)
    1,000    Central Michigan University, Refg Ser 1993 (MBIA) ..............    5.50     10/01/10     1,019,540
    1,000    Michigan State University, Ser 1992 A ..........................    6.00     08/15/16     1,032,740
    1,000    Oakland University Board of Trustees, Ser 1995 (MBIA)  .........    5.75     05/15/26     1,008,320
-----------                                                                                         -------------
    3,000                                                                                              3,060,600
-----------                                                                                         -------------
             ELECTRIC REVENUE (9.1%)
    1,500    Michigan Public Power Agency, Belle River 1993 A ...............    5.25     01/01/18     1,444,890
      500    Wyandotte, Electric Refg 1992 (MBIA) ...........................    6.25     10/01/17       530,950
-----------                                                                                         -------------
    2,000                                                                                              1,975,840
-----------                                                                                         -------------
             HOSPITAL REVENUE (10.5%)
             Michigan Hospital Finance Authority,
      300     Detroit Medical Center Oblig Group Ser 1991 A .................    7.50     08/15/11       331,554
    1,000     Oakwood Hospital Oblig Group Refg Ser 1993 A (FGIC)  ..........    5.625    11/01/18       999,310
      500    Royal Oak Hospital Finance Authority, William Beaumont Hospital
              Ser 1991 D ....................................................    6.75     01/01/20       532,435
      400    University of Michigan, Ser 1990 ...............................    6.375    12/01/24       411,960
-----------                                                                                         -------------
    2,200                                                                                              2,275,259
-----------                                                                                         -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.5%)
      500    Monroe County, Detroit Edison Co Monroe & Fermi Plants
-----------   Collateralized Ser 1-1992 (AMT) (MBIA) .........................   6.875    09/01/22        547,000
                                                                                                    -------------
             MORTGAGE REVENUE - MULTI-FAMILY (9.2%)
             Michigan Housing Development Authority,
      500     Rental Ser 1992 A .............................................    6.60     04/01/12       520,985
    1,000     1992 Ser A (FSA) ..............................................    6.50     04/01/23     1,032,420
      400     Ser 1990 A (AMT) ..............................................    7.70     04/01/23       428,860
-----------                                                                                         -------------
    1,900                                                                                              1,982,265
-----------                                                                                         -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                     COUPON    MATURITY
 THOUSANDS)                                                                      RATE       DATE         VALUE
-----------                                                                   --------  ----------  -------------
             NURSING & HEALTH RELATED FACILITIES REVENUE (6.0%)
   $ 1,200   University of Michigan, Medical Service Plan Ser 1991  .........    6.50     12/01/21    $ 1,291,392
-----------                                                                                         -------------
             PUBLIC FACILITIES REVENUE (7.2%)
     1,500   Michigan Building Authority, Refg Ser I ........................    6.25     10/01/20      1,566,825
-----------                                                                                         -------------
             RESOURCE RECOVERY REVENUE (0.7%)
       150   Greater Detroit Resource Recovery Authority, Ser A  ............    9.25     12/13/08        154,932
-----------                                                                                         -------------
             TRANSPORTATION FACILITIES REVENUE (1.3%)
       250   Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien
-----------   Ser 1991 B (AMT) (MBIA) .......................................    6.75     12/01/21        270,873
                                                                                                    -------------
             WATER & SEWER REVENUE (11.7%)
             Detroit,
       500    Sewage Ser 1991 (FGIC) ........................................   6.625     07/01/21        563,715
     1,000    Sewage Refg Ser 1993 A (FGIC) .................................   5.70      07/01/23      1,002,880
       400    Water Refg Ser 1992 (FGIC) ....................................   6.375     07/01/22        421,692
       500   Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A  ............   7.90      07/01/07        555,805
-----------                                                                                         -------------
     2,400                                                                                              2,544,092
-----------                                                                                         -------------
             REFUNDED (3.1%)
       600   Detroit, Water Refg Ser 1992 (FGIC) ............................   6.375     07/01/22        673,422
-----------                                                                                         -------------
    19,850   TOTAL MICHIGAN EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $19,554,242)  .................    20,572,843
-----------                                                                                         -------------
             SHORT-TERM MICHIGAN EXEMPT MUNICIPAL OBLIGATION (3.7%)
       800   Delta County Economic Development Corporation, Mead-Escanaba
              Paper Co 1985 Ser E (Demand 12/01/95) (Identified Cost
              $800,000) .....................................................   3.90*     12/01/23        800,000
-----------                                                                                         -------------
   $20,650   TOTAL INVESTMENTS (IDENTIFIED COST $20,354,242) (A) ......................      98.6%     21,372,843
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........................       1.4         299,775
                                                                                            -----   -------------
             NET ASSETS ...............................................................     100.0%    $21,672,618
                                                                                            =====   =============

---------------

   AMT     Alternative Minimum Tax.

   *       Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes is $20,354,242; the aggregate gross and net unrealized appreciation is $1,018,601.

Bond Insurance:
---------------

   FGIC    Financial Guaranty Insurance Company.

   FSA     Financial Security Assurance Inc.

   MBIA    Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                         COUPON    MATURITY
 THOUSANDS)                                                                          RATE       DATE         VALUE
-----------                                                                       --------  ----------  -------------
             MINNESOTA EXEMPT MUNICIPAL BONDS (92.2%)
             GENERAL OBLIGATION (3.7%)
             Minneapolis,
   $  100     Sales Tax Refg Ser 1992 ...........................................    6.25 %   04/01/12    $  107,549
      300     Dtd 08/15/92 ......................................................    5.90     12/01/13       310,593
-----------                                                                                             -------------
      400                                                                                                    418,142
-----------                                                                                             -------------
             EDUCATIONAL FACILITIES REVENUE (15.1%)
             Minnesota Higher Education Facilities Authority,
      200     Hamline University Ser Three-K ....................................    6.60     06/01/09       213,352
      200     Northfield St Olaf College 1992 ...................................    6.40     10/01/21       211,156
    1,000     University of Minnesota Ser 1993 A ................................    4.80     08/15/03     1,016,660
      250     University of St Thomas Refg Ser Three-R2 .........................    5.60     09/01/14       250,535
-----------                                                                                             -------------
    1,650                                                                                                  1,691,703
-----------                                                                                             -------------
             ELECTRIC REVENUE (6.7%)
      300    Northern Municipal Power Agency, Refg Ser 1989 A ...................    5.00     01/01/21       276,264
      500    Southern Minnesota Municipal Power Agency, Ser 1993 B  .............    5.00     01/01/13       479,995
-----------                                                                                             -------------
      800                                                                                                    756,259
-----------                                                                                             -------------
             HOSPITAL REVENUE (19.9%)
      500    Breckenridge, Catholic Health Corp Ser 1993 ........................    5.25     11/15/13       477,060
      500    Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC)  .....    5.45     05/15/13       503,290
             Rochester, Mayo Foundation/Mayo Medical Center
      250     Ser 1992 I ........................................................    5.75     11/15/21       252,010
      200     Ser 1992 F ........................................................    6.25     11/15/21       210,060
             Saint Paul Housing & Redevelopment Authority,
      300     Health East Refg Ser 1993-A .......................................    6.625    11/01/17       303,564
      500     St Paul-Ramsey Medical Center Ser 1993 (AMBAC) ....................    5.55     05/15/23       496,500
-----------                                                                                             -------------
    2,250                                                                                                  2,242,484
-----------                                                                                             -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (11.3%)
      500    Anoka County, United Power Assoc Ser 1987 A NRU-CFC Gtd (AMT)  .....    6.95     12/01/08       538,065
      500    Bass Brook, Minnesota Power & Light Co Refg Ser 1992 ...............    6.00     07/01/22       501,300
             Minneapolis Community Development Agency,
      100     Ltd Tax Supported Common Bond Fund Ser 1991-3 .....................    8.25     12/01/11       117,421
      100     Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) ...............    8.00     12/01/16       114,688
-----------                                                                                             -------------
    1,200                                                                                                  1,271,474
-----------                                                                                             -------------
             MORTGAGE REVENUE - MULTI-FAMILY (4.5%)
      300    Burnsville, Summit Park Apts - FHA Insured Refg Ser 1993  ..........    6.00     07/01/33       298,206
      200    Minneapolis Housing Finance Agency, Ser 1992 A .....................    6.95     08/01/17       212,372
-----------                                                                                             -------------
      500                                                                                                    510,578
-----------                                                                                             -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA SERIES PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                         COUPON    MATURITY
 THOUSANDS)                                                                          RATE       DATE         VALUE
-----------                                                                       --------  ----------  -------------
             MORTGAGE REVENUE - SINGLE FAMILY (10.0%)
   $   100   Dakota & Washington Counties Housing & Redevelopment Authority,
              GNMA-Backed Ser 1988 (AMT) .........................................   8.375%   09/01/21    $   140,770
       175   Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed
              Phase IX Ser 1991 (AMT) ............................................   7.25     08/01/21        186,905
             Minnesota Housing Finance Agency,
       100    Ser 1990 D (AMT) ..................................................    8.00     01/01/23        106,191
       465    Ser 1992 C-1 (AMT) ................................................    6.75     07/01/23        483,186
       200    Ser 1992 H (AMT) ..................................................    6.50     01/01/26        204,384
-----------                                                                                             -------------
     1,040                                                                                                  1,121,436
-----------                                                                                             -------------
             NURSING & HEALTH RELATED FACILITIES REVENUE (4.8%)
       500   Minneapolis & Saint Paul Housing & Redevelopment Authority, Group
-----------   Health Plan Inc Ser 1992 ...........................................   6.75     12/01/13        535,480
                                                                                                        -------------
             PUBLIC FACILITIES REVENUE (14.2%)
       300   Hennepin County, Ser 1991 COPs .....................................    6.80     05/15/17        328,977
             Saint Paul Housing & Redevelopment Authority,
       400    Civic Center Ser 1993 .............................................    5.45     11/01/13        401,804
       500    Civic Center Ser 1993 .............................................    5.55     11/01/23        500,730
             Saint Paul Independent School District #625,
       175    Ser 1995 COPs .....................................................    5.45     02/01/11        177,254
       175    Ser 1995 COPs .....................................................    5.50     02/01/12        177,249
-----------                                                                                             -------------
     1,550                                                                                                  1,586,014
-----------                                                                                             -------------
             WATER & SEWER REVENUE (2.0%)
             Minnesota Public Facilities Authority,
       100    Water Pollution Control Ser 1991 A ................................    6.95     03/01/13        111,082
       100    Water Pollution Control Ser 1992 A ................................    6.50     03/01/14        109,146
-----------                                                                                             -------------
       200                                                                                                    220,228
-----------                                                                                             -------------
    10,090   TOTAL MINNESOTA EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $9,936,996) ......................    10,353,798
-----------                                                                                             -------------
             SHORT-TERM MINNESOTA EXEMPT MUNICIPAL OBLIGATIONS (6.2%)
       200   Beltrami County, Northwood Panelboard Co Ser 1991 (Demand 12/01/95)    3.80*     12/01/21        200,000
       500   Mankato, Northern States Power Co Ser 1985 (Demand 12/01/95)  ......   3.75*     03/01/11        500,000
-----------                                                                                             -------------
       700   TOTAL SHORT-TERM MINNESOTA EXEMPT MUNICIPAL OBLIGATIONS
             (IDENTIFIED COST $700,000) ..............................................................        700,000
-----------                                                                                             -------------

   $10,790   TOTAL INVESTMENTS (Identified Cost $10,636,996) (a) .............................   98.4%     11,053,798
===========
           CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ...................................    1.6         175,886
                                                                                              --------   ------------
           NET ASSETS ........................................................................  100.0%    $11,229,684
                                                                                              ========   ============

---------------

   AMT    Alternative Minimum Tax.

   COPs   Certificates of Participation.

   *      Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes is $10,636,996; the aggregate gross unrealized appreciation is $440,559 and the aggregate gross unrealized depreciation is $23,757, resulting in net unrealized appreciation of $416,802.

   Bond Insurance:
   ---------------
   AMBAC  AMBAC Indemnity Corporation.


                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                              COUPON    MATURITY
 THOUSANDS)                                                                               RATE       DATE         VALUE
-----------                                                                            --------  ----------  -------------
             NEW JERSEY EXEMPT MUNICIPAL BONDS (101.8%)
             GENERAL OBLIGATION (6.0%)
   $2,500    Guam, 1993 Ser A ........................................................    5.375%   11/15/13    $2,301,225
      500    Essex County, Ser 1991 (FSA) ............................................    6.50     12/01/11       544,910
-----------                                                                                                  -------------
    3,000                                                                                                       2,846,135
-----------                                                                                                  -------------
             EDUCATIONAL FACILITIES REVENUE (7.7%)
             New Jersey Economic Development Authority,
    2,000     Educational Testing Service Ser 1995 A (MBIA) ..........................    5.90     05/15/15     2,074,180
      500     The Seeing Eye Inc 1991 ................................................    7.30     04/01/11       520,915
      500    Rutgers, The State University Refg Ser R ................................    6.50     05/01/13       542,545
      500    University of Medicine & Dentistry of New Jersey, Refg Ser D  ...........    6.50     12/01/04       551,400
-----------                                                                                                  -------------
    3,500                                                                                                       3,689,040
-----------                                                                                                  -------------
             ELECTRIC REVENUE (3.9%)
    2,000    Puerto Rico Electric Power Authority, Power Ser O .......................    5.00     07/01/12     1,867,260
-----------                                                                                                  -------------
             HOSPITAL REVENUE (11.7%)
             New Jersey Health Care Facilities Financing Authority,
    1,000     Allegany Health System Ser 1993 (MBIA) .................................    5.125    07/01/13       973,400
    1,000     Atlantic City Medical Center Ser C .....................................    6.80     07/01/11     1,075,740
      500     Cathedral Health Services Inc - FHA Insured Mtges Ser A ................    7.25     02/15/21       523,055
    1,000     Columbus Hospital Ser A ................................................    7.50     07/01/08     1,034,290
      460     Pascack Valley Hospital Assn Ser 1991 ..................................    6.90     07/01/21       488,355
      500     Robert Wood Johnson University Hospital Ser B (MBIA) ...................    6.625    07/01/16       548,280
    1,000     Somerset Medical Center Ser A (FGIC) ...................................    5.10     07/01/14       966,170
-----------                                                                                                  -------------
    5,460                                                                                                       5,609,290
-----------                                                                                                  -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (10.6%)
      500    Middlesex County Pollution Control Financing Authority,
              Amerada Hess Corp Refg Ser 1992 .........................................   6.875    12/01/22       522,315
             New Jersey Economic Development Authority,
      500     American Airlines Inc Ser 1991 (AMT) ...................................    7.10     11/01/31       535,370
    1,000     BP Oil Ser 1982 ........................................................    6.55     10/01/12     1,043,960
      500     Hackensack Water Co Ser C (AMT) ........................................    7.00     10/01/17       517,055
      300     Jersey Central Power & Light Co 1985 Ser ...............................    7.10     07/01/15       321,024
    2,100    Salem County Pollution Control Financing Authority,
              E I du Pont de Nemours & Co 1992 Ser A (AMT) ...........................    6.125    07/15/22     2,149,916
-----------                                                                                                  -------------
    4,900                                                                                                       5,089,640
-----------                                                                                                  -------------
             MORTGAGE REVENUE - MULTI-FAMILY (7.6%)
             New Jersey Housing & Mortgage Finance Agency,
    2,000     1995 Ser A (AMBAC) .....................................................    6.00     11/01/14     2,039,640
    1,000     Presidential Plaza at Newport - FHA Insured Mtges Refg 1991 Ser 1  .....    7.00     05/01/30     1,057,720
      500     Rental 1991 Ser A (AMT) ................................................    7.25     11/01/22       528,380
-----------                                                                                                  -------------
    3,500                                                                                                       3,625,740
-----------                                                                                                  -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                              COUPON    MATURITY
 THOUSANDS)                                                                               RATE       DATE         VALUE
-----------                                                                            --------  ----------  -------------
             NURSING & HEALTH RELATED FACILITIES REVENUE (2.1%)
   $   970   New Jersey Health Care Facilities Financing Authority,
-----------   Spectrum For Living - FHA Insured Mtges Refg Ser B .....................    6.50%    02/01/22    $ 1,021,051
                                                                                                             -------------
             PUBLIC FACILITIES REVENUE (6.3%)
     1,000   Atlantic County Utilities Authority, Solid Waste Ser 1992  ..............    7.125    03/01/16      1,036,070
     2,000   New Jersey Sports & Exposition Authority, State Contract 1993 Ser A  ....    5.50     09/01/23      1,994,160
-----------                                                                                                  -------------
     3,000                                                                                                       3,030,230
-----------                                                                                                  -------------
             RESOURCE RECOVERY REVENUE (8.8%)
     1,000   Mercer County Improvement Authority, Refg Ser A 1992 (AMT) (FGIC)  ......    6.70     04/01/13      1,053,320
     2,000   Union County Utilities Authority, 1991 Ser A (AMT) ......................    7.20     06/15/14      2,128,280
       900   Warren County Pollution Control Financing Authority, Warren Energy
              Resource Co Ltd Partnership Ser 1984 (MBIA) ............................    6.60     12/01/07      1,018,656
-----------                                                                                                  -------------
     3,900                                                                                                       4,200,256
-----------                                                                                                  -------------
             TRANSPORTATION FACILITIES REVENUE (18.7%)
     1,000   Delaware River & Bay Authority, Ser 1993 (MBIA) .........................    5.00     01/01/17        960,910
     2,000   Delaware River Port Authority, Ser 1995 (FGIC) (WI) .....................    5.50     01/01/26      1,979,860
     1,500   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ..................    6.25     01/01/14      1,577,550
     1,000   New Jersey Turnpike Authority, Ser C ....................................    5.75     01/01/11      1,018,000
     1,500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC)  ....    5.75     05/01/15      1,508,655
     2,000   Puerto Rico Highway & Transportation Authority, Refg Ser X  .............    5.25     07/01/21      1,889,760
-----------                                                                                                  -------------
     9,000                                                                                                       8,934,735
-----------                                                                                                  -------------
             WATER & SEWER REVENUE (14.2%)
     1,000   Atlantic City Municipal Utilities Authority, Refg Ser 1993  .............    5.75     05/01/17      1,007,910
     1,000   Lacey Municipal Utilities Authority, Ser 1993 A (MBIA) ..................    5.50     12/01/19      1,000,760
     1,000   Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA)  ......    6.00     07/15/13      1,056,810
     2,000   Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC)  ..............    5.75     12/01/13      2,072,460
     1,500   Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A ......................    7.90     07/01/07      1,667,415
-----------                                                                                                  -------------
     6,500                                                                                                       6,805,355
-----------                                                                                                  -------------
             REFUNDED (4.2%)
     1,790   Passaic Valley Water Commission, 1992 Ser A (FGIC) ......................    6.40     12/15/22      2,031,077
-----------                                                                                                  -------------
    47,520   TOTAL NEW JERSEY EXEMPT MUNICIPAL BONDS
-----------   (IDENTIFIED COST $46,597,495) ................................................................    48,749,809
                                                                                                             -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                              COUPON    MATURITY
 THOUSANDS)                                                                               RATE       DATE         VALUE
-----------                                                                            --------  ----------  -------------
             SHORT-TERM NEW JERSEY EXEMPT MUNICIPAL OBLIGATION (0.2%)
   $   100   Union County Industrial Pollution Control Financing Authority, Exxon Corp
              (Demand 12/01/95) (Identified Cost $100,000) .......................   3.60*%    07/01/33    $   100,000
-----------                                                                                                  -------------
    47,620   TOTAL INVESTMENTS (IDENTIFIED COST $46,697,495) (A) ............................     102.0%        48,849,809
===========
             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS .................................      (2.0)          (961,207)
                                                                                                  -----      -------------
             NET ASSETS .....................................................................     100.0%       $47,888,602
                                                                                                  =====      =============

---------------

   AMT     Alternative Minimum Tax.

   WI      Security purchased on a when issued basis.

   +       Puerto Rico exemption represents 11.3% of net assets.

   *       Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes is $46,697,495; the aggregate gross unrealized appreciation is $2,384,854 and the aggregate gross unrealized depreciation is $232,540, resulting in net unrealized appreciation of $2,152,314.

   Bond Insurance:
   ---------------
   AMBAC   AMBAC Indemnity Corporation.

   FGIC    Financial Guaranty Insurance Company.

   FSA     Financial Security Assurance Inc.

   MBIA    Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                             COUPON    MATURITY
 THOUSANDS)                                                                              RATE       DATE         VALUE
-----------                                                                           --------  ----------  -------------
             NEW YORK EXEMPT MUNICIPAL BONDS (95.3%)
             GENERAL OBLIGATION (9.6%)
   $  500   New York City, 1995 Ser D (MBIA) ........................................    6.20%    02/01/07   $   555,820
      500    New York State, Refg Ser 1995 B ........................................    5.70     08/15/13       514,595
      300    Puerto Rico, Pub Impr Refg Ser 1992 A ..................................    6.00     07/01/14       305,823
-----------                                                                                                 -------------
    1,300                                                                                                      1,376,238
-----------                                                                                                 -------------
             EDUCATIONAL FACILITIES REVENUE (18.0%)
      350    New York City Cultural Resources Trust, The Museum of Modern Art
              Refg Ser 1993 A .......................................................    5.40     01/01/12       352,730
             New York State Dormitory Authority,
      400     Manhattan College Ser 1992 ............................................    6.50     07/01/19       422,576
    1,000     State University Ser 1993 A ...........................................    5.25     05/15/15       950,850
      345     University of Rochester Ser 1987 ......................................    6.50     07/01/09       360,453
      500     University of Rochester Ser 1993 A ....................................    5.625    07/01/12       503,210
-----------                                                                                                 -------------
    2,595                                                                                                      2,589,819
-----------                                                                                                 -------------
             ELECTRIC REVENUE (6.2%)
      500    New York State Power Authority, Gen Purpose Ser CC .....................    5.25     01/01/18       485,350
      400    Puerto Rico Electric Power Authority, Power Ser X ......................    6.00     07/01/15       409,708
-----------                                                                                                 -------------
      900                                                                                                        895,058
-----------                                                                                                 -------------
             HOSPITAL REVENUE (5.2%)
             New York State Medical Care Facilities Finance Agency,
      200     Insured Hospital & Nursing Home - FHA Insured Mtge 1992 Ser A  ........    6.70     08/15/23       213,556
      500     Hospital - FHA Insured Mtge 1994 Ser A (AMBAC) ........................    6.50     08/15/29       537,165
-----------                                                                                                 -------------
      700                                                                                                        750,721
-----------                                                                                                 -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (16.7%)
             New York State Energy Research & Development Authority,
    1,000     Brooklyn Union Gas Co 1991 Ser A & B (AMT) ............................    6.952    07/01/26     1,109,300
      500     Consolidated Edison Co of New York Ser 1991 A (AMT) ...................    6.00     03/15/28       505,265
      500     New York State Electric & Gas Corp 1987 Ser A (AMT) (MBIA)  ...........    6.15     07/01/26       520,585
      250     Rochester Gas & Electric Corp Ser 1992 B (AMT) (MBIA) .................    6.50     05/15/32       266,200
-----------                                                                                                 -------------
    2,250                                                                                                      2,401,350
-----------                                                                                                 -------------
             MORTGAGE REVENUE - SINGLE FAMILY (4.4%)
             New York State Mortgage Agency,
      500     Home Owners Ser 27 ....................................................    6.90     04/01/15       537,380
       95     Home Owners Ser UU (AMT) ..............................................    7.75     10/01/23       101,932
-----------                                                                                                 -------------
      595                                                                                                        639,312
-----------                                                                                                 -------------
             RESOURCE RECOVERY REVENUE (3.7%)
      500    Oneida-Herkimer Solid Waste Management Authority, Ser 1992  ............    6.65     04/01/05       529,150
-----------                                                                                                 -------------
             TAX ALLOCATION (3.2%)
      500    Grand Central District Management Association Inc, Cap Impr
-----------   Refg Ser 1994 .........................................................    5.25     01/01/22       467,045
                                                                                                            -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                             COUPON    MATURITY
 THOUSANDS)                                                                              RATE       DATE         VALUE
-----------                                                                           --------  ----------  -------------
             TRANSPORTATION FACILITIES REVENUE (14.3%)
   $   550   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA)    5.75 %   01/01/25       $560,813
       500   New York State Thruway Authority, Ser C (FGIC) .........................    6.00     01/01/25        520,515
       500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC)  ...    5.75     05/01/15        502,885
       500   Triborough Bridge & Tunnel Authority, Gen Purpose Ser 1993 B  ..........    5.00     01/01/20        473,845
-----------                                                                                                 -------------
     2,050                                                                                                      2,058,058
-----------                                                                                                 -------------
             WATER & SEWER REVENUE (6.6%)
       500   New York City Municipal Water Finance Authority, 1993 Ser A  ...........    6.00     06/15/17        504,635
       400   Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A .....................    7.90     07/01/07        444,644
-----------                                                                                                 -------------
       900                                                                                                        949,279
-----------                                                                                                 -------------
             OTHER REVENUE (7.4%)
       500   New York Local Government Assistance Corporation, Ser 1991 C  ..........    7.00     04/01/10        559,715
       500   United Nations Development Corporation, Sr Lien 1992 Refg Ser A  .......    6.00     07/01/26        504,685
-----------                                                                                                 -------------
     1,000                                                                                                      1,064,400
-----------                                                                                                 -------------
    13,290   TOTAL NEW YORK EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $13,040,682) ..........................    13,720,430
-----------                                                                                                 -------------
             SHORT-TERM NEW YORK EXEMPT MUNICIPAL OBLIGATION (2.8%)
       400   Port Authority of New York & New Jersey, Ser 2 (Demand 12/01/95)
-----------   (Identified Cost $400,000) .............................................   3.35*    05/01/19        400,000
                                                                                                            -------------
   $13,690   TOTAL INVESTMENTS (IDENTIFIED COST $13,440,682) (A) ..............................     98.1%      14,120,430
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...................................      1.9          267,759
                                                                                                   -----    -------------
             NET ASSETS .......................................................................    100.0%     $14,388,189
                                                                                                   =====    =============

---------------

   AMT    Alternative Minimum Tax.

   *     Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes is $13,440,682; the aggregate gross unrealized appreciation is $712,093 and the aggregate gross unrealized depreciation is $32,345, resulting in net unrealized appreciation of $679,748.

Bond Insurance:
---------------

   AMBAC AMBAC Indemnity Corporation.

   FGIC  Financial Guaranty Insurance Company.

   MBIA  Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                          COUPON    MATURITY
 THOUSANDS)                                                                           RATE       DATE         VALUE
-----------                                                                        --------  ----------  -------------
             OHIO EXEMPT MUNICIPAL BONDS (94.9%)
             GENERAL OBLIGATION (8.8%)
   $  300   Bedford School District, Ser 1993 ....................................    6.25 %   12/01/13    $  316,026
    1,000    Delaware City School District, Construction & Impr (FGIC)  ..........    5.75     12/01/20     1,014,660
      180    Euclid, Ser 1991 ....................................................    6.625    12/01/11       196,214
      100    Euclid City School District, Impr Ser 1991 ..........................    7.10     12/01/11       111,985
      250    Hilliard City School District, Impr Refg Ser 1992 (FGIC)  ...........    6.55     12/01/05       284,433
      100    South Euclid, Unltd Tax Recreational ................................    7.00     12/01/11       111,472
-----------                                                                                              -------------
    1,930                                                                                                   2,034,790
-----------                                                                                              -------------
             EDUCATIONAL FACILITIES REVENUE (22.0%)
             Ohio Higher Educational Facility Commission,
      500     Case Western Reserve University Ser 1992 ...........................    6.00     10/01/22       513,745
    1,000     John Carroll University Refg .......................................    5.30     11/15/14       987,030
    1,000     Oberlin College Ser 1993 ...........................................    5.375    10/01/15       998,110
             University of Cincinnati,
    1,000     General Receipts Ser R7 ............................................    5.20     06/01/10       991,960
      500     General Receipts Ser G .............................................    7.00     06/01/11       562,940
    1,000    University of Toledo, Ser 1992 A (FGIC) .............................    5.90     06/01/20     1,024,540
-----------                                                                                              -------------
    5,000                                                                                                   5,078,325
-----------                                                                                              -------------
             ELECTRIC REVENUE (4.5%)
      500    Hamilton!, Refg 1992 Ser A (FGIC) ...................................    6.00     10/15/12       527,025
      500    Ohio Municipal Electric Generation Agency Joint Venture 5,
              Belleville Hydro 1993 COPs (AMBAC) .................................    5.375    02/15/13       501,215
-----------                                                                                              -------------
    1,000                                                                                                   1,028,240
-----------                                                                                              -------------
             HOSPITAL REVENUE (18.3%)
    1,000    Akron Bath & Copley Joint Township Hospital District, Summa Health
              Ser 1992 A .........................................................    6.25     11/15/07     1,068,500
    1,000    Clermont County, Mercy Health Ser 1991 ..............................    6.733    10/05/21     1,090,570
      670    Cuyahoga County, Meridia Health Ser 1990 ............................    7.25     08/15/19       721,409
             Hamilton County,
      475     Bethesda Hospital Inc Ser 1986 A ...................................    7.00     01/01/09       493,330
      500     Franciscan Sisters of the Poor/Providence Hospital Ser 1992  .......    6.875    07/01/15       511,820
      300    Middleburg Heights, Southwest General Hospital Ser 1991  ............    7.20     08/15/19       345,825
-----------                                                                                              -------------
    3,945                                                                                                   4,231,454
-----------                                                                                              -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (4.1%)
      400    Ashtabula County, Ashland Oil Inc Refg 1992 Ser A ...................    6.90     05/01/10       425,400
      500    Ohio Water Development Authority, Dayton Power & Light Co
              Collateralized Refg 1992 Ser A .....................................    6.40     08/15/27       525,810
-----------                                                                                              -------------
      900                                                                                                     951,210
-----------                                                                                              -------------
             MORTGAGE REVENUE - SINGLE FAMILY (3.6%)
      800    Ohio Housing Finance Agency, GNMA-Backed 1990 Ser A-1 & 2 (AMT)  ....    6.903    03/01/31       837,056
-----------                                                                                              -------------
             PUBLIC FACILITIES REVENUE (8.6%)
             Ohio Building Authority,
    1,000     Workers' Compensation/William Green Building 1993 Ser A  ...........    5.125    04/01/10       984,480
    1,000     1993 Ser A .........................................................    5.50     10/01/12     1,005,350
-----------                                                                                              -------------
    2,000                                                                                                   1,989,830
-----------                                                                                              -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES
PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                          COUPON    MATURITY
 THOUSANDS)                                                                           RATE       DATE         VALUE
-----------                                                                        --------  ----------  -------------
             TRANSPORTATION FACILITIES REVENUE (4.4%)
   $ 1,000   Ohio Turnpike Commission, 1994 Ser A ................................    5.75 %   02/15/24    $ 1,014,550
-----------                                                                                              -------------
             WATER & SEWER REVENUE (20.6%)
     1,000   Clermont County, Sewer Refg Ser 1993 (AMBAC) ........................    5.20     12/01/21        972,230
     1,000   Montgomery County, Water Ser 1992 (FGIC) ............................    6.25     11/15/17      1,065,560
     1,000   Northeast Ohio Regional Sewer District, Wastewater Impr Refg
             Ser 1995 (AMBAC) ....................................................    5.60     11/15/13      1,024,510
     1,000   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA)  ..    5.60     06/01/10      1,032,550
       600   Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A ..................    7.90     07/01/07        666,966
-----------                                                                                              -------------
     4,600                                                                                                   4,761,816
-----------                                                                                              -------------
    21,175   TOTAL OHIO EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $20,961,700) ...........................    21,927,271
-----------                                                                                              -------------
             SHORT-TERM OHIO EXEMPT MUNICIPAL OBLIGATIONS (3.5%)
       500   Cuyahoga County, University Hospitals of Cleveland Ser 1985
              (Demand 12/01/95) ..................................................    3.80*    01/01/16        500,000
       300   Ohio Air Quality Development Authority, Mead Corp 1986 Ser A
-----------
              (Demand 12/01/95) ..................................................    3.80*    10/01/01        300,000
                                                                                                         -------------
       800   TOTAL SHORT-TERM OHIO EXEMPT MUNICIPAL OBLIGATIONS
              (IDENTIFIED COST $800,000) ...............................................................       800,000
-----------                                                                                              -------------
   $ 21,975  TOTAL INVESTMENTS (IDENTIFIED COST $21,761,700) (A) ...........................     98.4%      22,727,271
===========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ................................      1.6           376,433
                                                                                                -----    -------------
             NET ASSETS ....................................................................    100.0%     $23,103,704
                                                                                                =====    =============

---------------

    AMT  Alternative Minimum Tax.

   COPs  Certificates of Participation.

     *   Current coupon of variable rate security.

     (a) The aggregate cost for federal income tax purposes is $21,761,700; the aggregate gross unrealized appreciation is $987,007 and the aggregate gross unrealized depreciation is $21,436, resulting in net unrealized appreciation of $965,571.

Bond Insurance:
---------------

   AMBAC AMBAC Indemnity Corporation.

   FGIC  Financial Guaranty Insurance Company.

   MBIA  Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS November 30, 1995
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                            COUPON    MATURITY
 THOUSANDS                                                                              RATE       DATE         VALUE
-----------                                                                          --------  ----------  -------------
             PENNSYLVANIA EXEMPT MUNICIPAL BONDS+ (98.6%)
             GENERAL OBLIGATION (4.9%)
   $ 2,000   Berks County, Second Ser 1992 (FGIC) ..................................    5.75 %   11/15/12    $ 2,050,580
       600   Puerto Rico, Pub Impr Refg Ser 1992 A .................................    6.00     07/01/14        611,646
-----------                                                                                                -------------
     2,600                                                                                                     2,662,226
-----------                                                                                                -------------
             EDUCATIONAL FACILITIES REVENUE (22.4%)
     2,000   Delaware County Authority, Villanova University Ser 1995 (AMBAC)  .....    5.80     08/01/25      2,037,180
     1,000   Northeastern Pennsylvania Hospital & Education Authority, Kings
              College Ser B 1993 ...................................................    6.00     07/15/11      1,006,450
             Pennsylvania Higher Educational Facilities Authority,
       750    Allegheny College Impr & Refg Ser 1993 B .............................    6.00     11/01/22        738,150
       500    Medical College of Pennsylvania 1991 Ser A ...........................    7.25     03/01/11        548,595
       500    Temple University First Ser 1991 (MBIA) ..............................    6.50     04/01/21        535,575
     1,000    Thomas Jefferson University 1992 Ser A ...............................    6.625    08/15/09      1,096,890
     1,000    Thomas Jefferson University 1993 Ser A ...............................    5.30     11/01/15        979,480
             Pennsylvania State University,
     1,000    Second Refg Ser 1992 .................................................    5.50     08/15/16        999,910
     1,000    Ser B 1992 ...........................................................    5.50     08/15/16        999,910
     1,000   Swarthmore Borough Authority, Swarthmore College Ser 1992  ............    6.00     09/15/20      1,030,870
     2,000   University of Pittsburgh, Cap 1992 Ser A (MBIA) .......................    6.125    06/01/21      2,085,360
-----------                                                                                                -------------
    11,750                                                                                                    12,058,370
-----------                                                                                                -------------
             ELECTRIC REVENUE (1.7%)
     1,000   Puerto Rico Electric Power Authority, Power Ser O .....................    5.00     07/01/12        933,630
-----------                                                                                                -------------
             HOSPITAL REVENUE (17.4%)
             Allegheny County Hospital Development Authority,
     1,000    Ohio Valley General Hospital Refg Ser 1993 ...........................    5.875    04/01/11        996,410
     1,000    Presbyterian University Health System Inc Ser 1992 B (MBIA)  .........    6.00     11/01/12      1,038,390
     1,000   Berks County Municipal Authority, Reading Hospital & Medical Center
             Ser of 1993 (MBIA) ....................................................    5.50     10/01/08      1,036,310
     1,500   Lehigh County General Purpose Authority, Lehigh Valley Hospital
             Ser B 1995 (MBIA) .....................................................    5.625    07/01/25      1,498,845
             Philadelphia Hospitals & Higher Educational Facilities Authority,
     1,750    Chestnut Hill Hospital Ser of 1992 ...................................    6.375    11/15/11      1,809,605
     1,000    Temple University Hospital 1993 Ser A ................................    6.50     11/15/08      1,072,560
     2,000    The Children's Hospital of Philadelphia Ser A of 1993 ................    5.375    02/15/14      1,939,980
-----------                                                                                                -------------
     9,250                                                                                                     9,392,100
-----------                                                                                                -------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (3.1%)
       500   Lehigh County Industrial Development Authority, Strawbridge & Clothier
              Refg Ser of 1991 .....................................................    7.20     12/15/01        545,855
     1,000   Montgomery County Industrial Development Authority, Philadelphia
              Electric Co Refg 1991 Ser B (MBIA) ...................................    6.70     12/01/21      1,094,450
-----------                                                                                                -------------
     1,500                                                                                                     1,640,305
-----------                                                                                                -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                            COUPON    MATURITY
 THOUSANDS                                                                              RATE       DATE         VALUE
-----------                                                                          --------  ----------  -------------
             MORTGAGE REVENUE - MULTI-FAMILY (2.0%)
             Pennsylvania Housing Finance Agency,
   $    75    Moderate Rehab Sec 8 Assisted Issue B ................................    9.00 %   08/01/01    $    77,085
     1,000    Ser 1992-35 D (AMT) ..................................................    6.20     04/01/25      1,006,470
-----------                                                                                                -------------
     1,075                                                                                                     1,083,555
-----------                                                                                                -------------
             MORTGAGE REVENUE - SINGLE FAMILY (8.7%)
             Pennsylvania Housing Finance Agency,
     2,000    Ser 1993-37 A ........................................................    5.45     10/01/17      1,901,900
     2,000    Ser 1991-31 C (AMT) ..................................................    7.00     10/01/23      2,099,020
       655   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ................................................................    6.85     10/15/23        689,427
-----------                                                                                                -------------
     4,655                                                                                                     4,690,347
-----------                                                                                                -------------
             PUBLIC FACILITIES REVENUE (3.7%)
     2,000   Puerto Rico Public Buildings Authority, Govt Facs Ser A (AMBAC)  ......    5.50     07/01/21      1,991,720
-----------                                                                                                -------------
             RESOURCE RECOVERY REVENUE (2.6%)
       300   Cambria County Industrial Development Authority, Cambria Cogen Co
              Ser 1989 F-1 (AMT) ...................................................    7.75     09/01/19        320,937
     1,000   Montgomery County Industrial Development Authority, Ser 1989  .........    7.50     01/01/12      1,090,900
-----------                                                                                                -------------
     1,300                                                                                                     1,411,837
-----------                                                                                                -------------
             STUDENT LOAN REVENUE (3.9%)
             Pennsylvania Higher Education Assistance Agency,
     1,000    1988 Ser D (AMT) (AMBAC) .............................................    6.05     01/01/19      1,028,490
     1,000    1991 Ser B (AMT) (AMBAC) .............................................    6.854    09/01/26      1,068,660
-----------                                                                                                -------------
     2,000                                                                                                     2,097,150
-----------                                                                                                -------------
             TRANSPORTATION FACILITIES REVENUE (12.4%)
     1,000   Guam, Highway 1992 Ser A (CGIC) .......................................    6.30     05/01/12      1,066,460
       500   Allegheny County, Greater Pittsburgh Intl Airport Ser 1992 (AMT) (FSA)     6.625    01/01/22        531,930
     2,000   Delaware River Port Authority, Ser 1995 (FGIC) (WI) ...................    5.50     01/01/26      1,979,860
     2,000   Pennsylvania Turnpike Commission, Ser O of 1992 (FGIC) ................    6.00     12/01/12      2,089,020
     1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) ................    5.875    12/01/12      1,040,020
-----------                                                                                                -------------
     6,500                                                                                                     6,707,290
-----------                                                                                                -------------
             WATER & SEWER REVENUE (10.7%)
             Bethlehem Authority, Northampton & Lehigh Counties
     1,000    Refg Ser of 1994 (MBIA) ..............................................    4.875    11/15/14        940,420
     1,500    Refg Ser of 1994 (MBIA) ..............................................    5.30     11/15/17      1,480,800
     2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) ......................    6.25     08/01/11      2,225,280
     1,000   Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A ....................    7.90     07/01/07      1,111,610
-----------                                                                                                -------------
     5,500                                                                                                     5,758,110
-----------                                                                                                -------------
             OTHER REVENUE (3.0%)
     1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ................    6.60     11/01/09      1,624,215
-----------                                                                                                -------------
             REFUNDED (2.1%)
     1,000   Reading, Ser of 1992 (AMBAC) ..........................................    6.50     11/15/12      1,124,680
-----------                                                                                                -------------
    51,630   TOTAL PENNSYLVANIA EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $50,808,379) .....................    53,175,535
-----------                                                                                                -------------


DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS November 30, 1995 (continued)

 PRINCIPAL
 AMOUNT (IN                                                                            COUPON    MATURITY
 THOUSANDS                                                                              RATE       DATE         VALUE
-----------                                                                          --------  ----------  -------------
             SHORT-TERM PENNSYLVANIA EXEMPT MUNICIPAL OBLIGATION (3.7%)
   $  2,000  Pennsylvania Higher Educational Facilities Authority, Temple University
-----------   Ser 1984-1 (Demand 12/01/95) (Identified Cost $2,000,000)  ...........   3.70*%    10/01/09    $ 2,000,000
                                                                                                           -------------
   $53,630   TOTAL INVESTMENTS (IDENTIFIED COST $52,808,379) (A) .............................    102.3%      55,175,535
===========
             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ..................................     (2.3)       (1,240,483)
                                                                                                  -----    -------------
             NET ASSETS ......................................................................    100.0%   $53,935,052
                                                                                                  =====    =============

---------------

   AMT   Alternative Minimum Tax.

   WI    Security purchased on a when issued basis.

   +     Puerto Rico exemption represents 13.6% of net assets.

   *     Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes is $52,808,379; the aggregate gross unrealized appreciation is $2,499,074 and the aggregate gross unrealized depreciation is $131,918, resulting in net unrealized appreciation of $2,367,156.

Bond Insurance:
---------------

   AMBAC AMBAC Indemnity Corporation.

   CGIC  Capital Guaranty Insurance Company.

   FGIC  Financial Guaranty Insurance Company.

   FSA   Financial Security Assurance Inc.

   MBIA  Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

                    (This page has been left blank intentionally)

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES November 30, 1995
-----------------------------------------------------------------------------

                                                              ARIZONA       CALIFORNIA       FLORIDA      MASSACHUSETTS
                                                          -------------  --------------  -------------  ---------------
ASSETS:
Investments in securities, at value* ....................   $50,219,917    $115,970,780    $72,650,397     $16,628,284
Cash ....................................................        47,400          30,719        129,808          15,894
Receivable for:
 Investments sold .......................................        --             --              25,000          --
 Shares of beneficial interest sold .....................        19,230          85,126        403,178          30,076
 Interest ...............................................     1,068,225       1,871,159        957,466         325,667
Deferred organizational expenses ........................        --                 414            414             414
Prepaid expenses ........................................         6,312           6,415          5,330           6,108
Receivable from affiliate ...............................        --             --              --              --
                                                          -------------  --------------  -------------  ---------------
    TOTAL ASSETS ........................................    51,361,084     117,964,613     74,171,593      17,006,443
                                                          -------------  --------------  -------------  ---------------
LIABILITIES:
Payable for:
 Investments purchased ..................................       969,368         --              --              --
 Shares of beneficial interest repurchased ..............        32,025          78,803         33,424          22,320
 Dividends to shareholders ..............................        17,333          34,663         20,138           4,740
 Plan of distribution fee ...............................         6,155          14,318          9,002           2,080
 Investment management fee ..............................        14,363          33,409         21,004             439
Accrued expenses ........................................        31,348          33,976         29,964          22,401
                                                          -------------  --------------  -------------  ---------------
    TOTAL LIABILITIES ...................................     1,070,592         195,169        113,532          51,980
                                                          -------------  --------------  -------------  ---------------
NET ASSETS:
Paid-in-capital .........................................    47,770,249     114,059,754     70,107,236      16,203,386
Undistributed net realized gain (accumulated net
 realized loss) .........................................      (240,783)       (323,971)       (77,358)         35,279
Net unrealized appreciation .............................     2,761,026       4,033,661      4,028,183         715,798
                                                          -------------  --------------  -------------  ---------------
    NET ASSETS ..........................................   $50,290,492    $117,769,444    $74,058,061     $16,954,463
                                                          =============  ==============  =============  ===============
*IDENTIFIED COST ........................................   $47,458,891    $111,937,119    $68,622,214     $15,912,486
                                                          =============  ==============  =============  ===============
SHARES OF BENEFICIAL INTEREST OUTSTANDING ...............     4,722,228      11,033,281      6,804,211       1,544,881
                                                          =============  ==============  =============  ===============
NET ASSET VALUE PER SHARE (unlimited authorized shares
 of $.01 par value) .....................................        $10.65          $10.67         $10.88          $10.97
MAXIMUM OFFERING PRICE PER SHARE (net asset value plus           ======          ======         ======          ======
 4.17% of net asset value)** ............................        $11.09          $11.11         $11.33          $11.43
                                                                 ======          ======         ======          ======

---------------

**  On sales of $25,000 or more, the offering price is reduced.

                      See Notes to Financial Statements

-----------------------------------------------------------------------------

   MICHIGAN       MINNESOTA     NEW JERSEY      NEW YORK         OHIO        PENNSYLVANIA
-------------  -------------  -------------  -------------  -------------  --------------
 $21,372,843     $11,053,798    $48,849,809    $14,120,430    $22,727,271    $55,175,535
      48,372          32,706        114,728         96,050         30,709        128,448

      --              --             --             --             --             --
       5,790          --             57,201         --             29,663         53,847
     274,726         158,973        897,776        228,046        347,572        767,979
         414             414            414            414            414            414
       1,619           1,336          4,254          2,177          1,463          4,865
       1,115           8,371         --              2,867         --             --
-------------  -------------  -------------  -------------  -------------  --------------
  21,704,879      11,255,598     49,924,182     14,449,984     23,137,092     56,131,088
-------------  -------------  -------------  -------------  -------------  --------------

      --              --          1,970,750         --             --          1,970,750
      --              --              4,976         34,000         --            160,319
       6,229           3,210         12,846          4,096          6,502         15,075
       2,633           1,377          5,858          1,759          2,810          6,566
      --              --             13,669         --                668         15,322
      23,399          21,327         27,481         21,940         23,408         28,004
-------------  -------------  -------------  -------------  -------------  --------------
      32,261          25,914      2,035,580         61,795         33,388      2,196,036
-------------  -------------  -------------  -------------  -------------  --------------

  20,667,238      10,868,738     46,112,385     13,714,794     22,307,801     51,593,009
     (13,221)        (55,856)      (376,097)        (6,353)      (169,668)       (25,113)
   1,018,601         416,802      2,152,314        679,748        965,571      2,367,156
-------------  -------------  -------------  -------------  -------------  --------------
 $21,672,618     $11,229,684    $47,888,602    $14,388,189    $23,103,704    $53,935,052
=============  =============  =============  =============  =============  ==============
 $20,354,242     $10,636,996    $46,697,495    $13,440,682    $21,761,700    $52,808,379
=============  =============  =============  =============  =============  ==============
   2,004,183       1,058,331      4,462,168      1,323,049      2,138,912      4,969,645
=============  =============  =============  =============  =============  ==============

      $10.81          $10.61         $10.73         $10.88         $10.80         $10.85
      ======          ======         ======         ======         ======         ======
      $11.26          $11.05         $11.18         $11.33         $11.25         $11.30
      ======          ======         ======         ======         ======         ======

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
STATEMENT OF OPERATIONS For the year ended November 30, 1995
-----------------------------------------------------------------------------

                                                ARIZONA      CALIFORNIA       FLORIDA      MASSACHUSETTS
                                             ------------  -------------  -------------  ---------------
INVESTMENT INCOME:
 INTEREST INCOME ...........................   $2,953,928    $ 7,062,096    $ 4,327,597     $  969,532
                                             ------------  -------------  -------------  ---------------
 EXPENSES
  Investment management fee ................      173,132        405,705        253,653         57,633
  Plan of distribution fee .................       71,184        169,661        103,070         23,927
  Professional fees ........................       25,882         29,702         32,958         22,501
  Transfer agent fees and expenses  ........       18,835         33,426         26,042          6,381
  Shareholder reports and notices ..........        9,698         20,633         13,319          3,309
  Trustees' fees and expenses ..............        4,386          8,907          5,697            900
  Registration fees ........................        6,989          6,551          4,721          3,102
  Organizational expenses ..................       --              3,270          3,270          3,270
  Custodian fees ...........................        3,129          5,903          4,313          1,628
  Other ....................................        9,642         12,921         11,961          7,843
                                             ------------  -------------  -------------  ---------------
    Total Expenses before Expense Offset
     and Amounts Waived/Assumed ............      322,877        696,679        459,004        130,494
    Less: Amounts Waived/Assumed ...........       --             --             --            (46,545)
    Less: Expense Offset ...................       (3,110)        (5,855)        (4,278)        (1,614)
                                             ------------  -------------  -------------  ---------------
    Total Expenses after Expense Offset and
     Amounts Waived/Assumed ................      319,767        690,824        454,726         82,335
                                             ------------  -------------  -------------  ---------------
    Net Investment Income ..................    2,634,161      6,371,272      3,872,871        887,197
                                             ------------  -------------  -------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) .................      136,451       (247,082)       297,548         79,118
  Net change in unrealized depreciation  ...    5,859,879     15,149,432      8,855,916      2,071,069
                                             ------------  -------------  -------------  ---------------
    Net Gain ...............................    5,996,330     14,902,350      9,153,464      2,150,187
                                             ------------  -------------  -------------  ---------------
    Net Increase ...........................   $8,630,491    $21,273,622    $13,026,335     $3,037,384
                                             ============  =============  =============  ===============

                      See Notes to Financial Statements

-----------------------------------------------------------------------------

   MICHIGAN     MINNESOTA     NEW JERSEY     NEW YORK        OHIO       PENNSYLVANIA
------------  ------------  ------------  ------------  ------------  --------------
  $1,250,066     $  630,143    $2,880,366    $  882,337    $1,301,193     $3,036,426
------------  ------------  ------------  ------------  ------------  --------------

     73,104         37,712       165,599        52,047        76,895        178,837
     28,610         15,374        66,078        21,315        31,476         74,576
     24,968         29,473        26,722        24,979        28,306         27,102
     12,062          5,620        23,322         5,983        10,788         22,125
      5,248          2,681        11,107         3,117         5,084          9,535
      1,459            704         3,488         1,080         1,572          3,562
      2,653          3,549         4,882         7,101         2,398          3,882
      3,270          3,270         3,270         3,270         3,270          3,270
      1,798          1,367         2,936         1,718         1,771          3,543
      6,667          6,299         9,646         5,810         8,126          9,941
------------  ------------  ------------  ------------  ------------  --------------
    159,839        106,049       317,050       126,420       169,686        336,373
    (53,630)       (50,815)       --           (50,364)      (58,094)        --
     (1,785)        (1,359)       (2,914)       (1,704)       (1,749)        (3,521)
------------  ------------  ------------  ------------  ------------  --------------
    104,424         53,875       314,136        74,352       109,843        332,852
------------  ------------  ------------  ------------  ------------  --------------
  1,145,642        576,268     2,566,230       807,985     1,191,350      2,703,574
------------  ------------  ------------  ------------  ------------  --------------

     11,026         17,107      (125,009)        9,027       161,498         59,271
  2,758,269      1,390,495     6,003,704     2,049,802     2,795,212      6,305,461
------------  ------------  ------------  ------------  ------------  --------------
  2,769,295      1,407,602     5,878,695     2,058,829     2,956,710      6,364,732
------------  ------------  ------------  ------------  ------------  --------------
 $3,914,937     $1,983,870    $8,444,925    $2,866,814    $4,148,060     $9,068,306
============  ============  ============  ============  ============  ==============

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the year ended November 30,

                                                             ARIZONA                       CALIFORNIA
                                                 -----------------------------  ------------------------------
                                                      1995            1994            1995            1994
                                                 -------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment income ........................   $ 2,634,161    $  3,019,123    $  6,371,272    $  7,310,665
  Net realized gain (loss) .....................       136,451        (377,211)       (247,082)        (76,890)
  Net change in unrealized appreciation/
   depreciation ................................     5,859,879      (6,786,528)     15,149,432     (18,993,072)
                                                 -------------  --------------  --------------  --------------
    Net increase (decrease) ....................     8,630,491      (4,144,616)     21,273,622     (11,759,297)
                                                 -------------  --------------  --------------  --------------
 Dividends and distributions from:
  Net investment income ........................    (2,634,161)     (3,019,123)     (6,371,272)     (7,310,665)
  Net realized gain ............................        --             (65,333)        --           (1,746,975)
                                                 -------------  --------------  --------------  --------------
    Total ......................................    (2,634,161)     (3,084,456)     (6,371,272)     (9,057,640)
                                                 -------------  --------------  --------------  --------------
 Transactions in shares of beneficial interest:
  Net proceeds from sales ......................     5,174,717       8,302,316       9,740,664      18,530,482
  Reinvestment of dividends and   distributions      1,334,340       1,628,501       3,199,688       5,154,881
  Cost of shares repurchased ...................    (9,843,250)    (14,950,597)    (22,523,316)    (29,726,860)
                                                 -------------  --------------  --------------  --------------
    Net increase (decrease) ....................    (3,334,193)     (5,019,780)     (9,582,964)     (6,041,497)
                                                 -------------  --------------  --------------  --------------
    Total increase (decrease) ..................     2,662,137     (12,248,852)      5,319,386     (26,858,434)
NET ASSETS:
 Beginning of period ...........................    47,628,355      59,877,207     112,450,058     139,308,492
                                                 -------------  --------------  --------------  --------------
 END OF PERIOD .................................   $50,290,492    $ 47,628,355    $117,769,444    $112,450,058
                                                 =============  ==============  ==============  ==============
SHARES ISSUED AND REPURCHASED:
 Sold ..........................................       508,816         795,764         954,040       1,777,153
 Reinvestment of dividends and distributions  ..       130,488         159,652         313,444         495,104
 Repurchased ...................................      (971,313)     (1,484,391)     (2,223,029)     (2,944,606)
                                                 -------------  --------------  --------------  --------------
 Net increase (decrease) .......................      (332,009)       (528,975)       (955,545)       (672,349)
                                                 =============  ==============  ==============  ==============

See Notes to Financial Statements

-----------------------------------------------------------------------------

            FLORIDA                     MASSACHUSETTS                    MICHIGAN
------------------------------  ----------------------------  ----------------------------
      1995            1994           1995           1994           1995           1994
--------------  --------------  -------------  -------------  -------------  -------------
 $  3,872,871     $  4,381,929    $   887,197    $   956,943    $ 1,145,642    $ 1,174,848
      297,548         (238,226)        79,118        (43,840)        11,026        (24,247)
    8,855,916      (10,264,924)     2,071,069     (2,334,430)     2,758,269     (2,973,184)
--------------  --------------  -------------  -------------  -------------  -------------
   13,026,335       (6,121,221)     3,037,384     (1,421,327)     3,914,937     (1,822,583)
--------------  --------------  -------------  -------------  -------------  -------------
   (3,872,871)      (4,381,929)      (887,197)      (956,943)    (1,145,642)    (1,174,848)
      --               --              --           (167,916)        --           (363,656)
--------------  --------------  -------------  -------------  -------------  -------------
   (3,872,871)      (4,381,929)      (887,197)    (1,124,859)    (1,145,642)    (1,538,504)
--------------  --------------  -------------  -------------  -------------  -------------
   10,874,113       16,449,296      2,298,582      2,842,908      2,130,223      3,330,753
    1,388,435        1,503,336        499,293        662,124        653,136        892,827
  (18,815,557)     (20,485,991)    (3,500,367)    (3,795,658)    (3,711,031)    (3,114,925)
--------------  --------------  -------------  -------------  -------------  -------------
   (6,553,009)      (2,533,359)      (702,492)      (290,626)      (927,672)     1,108,655
--------------  --------------  -------------  -------------  -------------  -------------
    2,600,455      (13,036,509)     1,447,695     (2,836,812)     1,841,623     (2,252,432)
   71,457,606       84,494,115     15,506,768     18,343,580     19,830,995     22,083,427
--------------  --------------  -------------  -------------  -------------  -------------
 $ 74,058,061     $ 71,457,606    $16,954,463    $15,506,768    $21,672,618    $19,830,995
==============  ==============  =============  =============  =============  =============
    1,040,055        1,560,132        217,640        267,619        205,926        315,764
      132,818          144,781         47,460         62,943         63,129         85,272
   (1,813,124)      (1,993,666)      (335,507)      (371,144)      (361,199)      (302,511)
--------------  --------------  -------------  -------------  -------------  -------------
     (640,251)        (288,753)       (70,407)       (40,582)       (92,144)        98,525
==============  ==============  =============  =============  =============  =============

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)
-----------------------------------------------------------------------------
For the year ended November 30,

                                                           MINNESOTA                     NEW JERSEY
                                                 ----------------------------  -----------------------------
                                                      1995           1994           1995            1994
                                                 -------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment income ........................   $   576,268    $   624,565    $ 2,566,230    $  2,786,488
  Net realized gain (loss) .....................        17,107        (73,439)      (125,009)       (251,096)
  Net change in unrealized appreciation/
   depreciation ................................     1,390,495     (1,530,836)     6,003,704      (6,801,131)
                                                 -------------  -------------  -------------  --------------
    Net increase (decrease) ....................     1,983,870       (979,710)     8,444,925      (4,265,739)
                                                 -------------  -------------  -------------  --------------
 Dividends and distributions from:
  Net investment income ........................      (576,268)      (624,565)    (2,566,230)     (2,786,488)
  Net realized gain ............................        --            (83,885)        --            (387,878)
                                                 -------------  -------------  -------------  --------------
    Total ......................................      (576,268)      (708,450)    (2,566,230)     (3,174,366)
                                                 -------------  -------------  -------------  --------------
 Transactions in shares of beneficial interest:
  Net proceeds from sales ......................     1,489,363      1,972,261      3,969,557       8,465,825
  Reinvestment of dividends and   distributions        319,206        450,744      1,419,332       1,869,538
  Cost of shares repurchased ...................    (1,779,338)    (2,479,885)    (8,876,237)    (11,896,977)
                                                 -------------  -------------  -------------  --------------
    Net increase (decrease) ....................        29,231        (56,880)    (3,487,348)     (1,561,614)
                                                 -------------  -------------  -------------  --------------
    Total increase (decrease) ..................     1,436,833     (1,745,040)     2,391,347      (9,001,719)
NET ASSETS:
 Beginning of period ...........................     9,792,851     11,537,891     45,497,255      54,498,974
                                                 -------------  -------------  -------------  --------------
 END OF PERIOD .................................   $11,229,684    $ 9,792,851    $47,888,602    $ 45,497,255
                                                 =============  =============  =============  ==============
SHARES ISSUED AND REPURCHASED:
 Sold ..........................................       145,931        191,155        385,163         806,053
 Reinvestment of dividends and distributions  ..        31,444         44,176        137,676         180,172
 Repurchased ...................................      (173,959)      (250,831)      (867,546)     (1,160,235)
                                                 -------------  -------------  -------------  --------------
 Net increase (decrease) .......................         3,416        (15,500)      (344,707)       (174,010)
                                                 =============  =============  =============  ==============

See Notes to Financial Statements

-----------------------------------------------------------------------------

           NEW YORK                        OHIO                       PENNSYLVANIA
----------------------------  -----------------------------  -----------------------------
     1995           1994           1995            1994            1995           1994
-------------  -------------  -------------  --------------  --------------  -------------
 $   807,985     $   851,906    $ 1,191,350    $  1,332,217    $  2,703,574    $ 2,825,018
       9,027         (15,381)       161,498        (334,182)         59,271        (84,384)
   2,049,802      (2,296,834)     2,795,212      (3,125,323)      6,305,461     (7,028,096)
-------------  -------------  -------------  --------------  --------------  -------------
   2,866,814      (1,460,309)     4,148,060      (2,127,288)      9,068,306     (4,287,462)
-------------  -------------  -------------  --------------  --------------  -------------
    (807,985)       (851,906)    (1,191,350)     (1,332,217)     (2,703,574)    (2,825,018)
      --             (66,663)        --            (284,377)        --            (292,250)
-------------  -------------  -------------  --------------  --------------  -------------
    (807,985)       (918,569)    (1,191,350)     (1,616,594)     (2,703,574)    (3,117,268)
-------------  -------------  -------------  --------------  --------------  -------------
   1,474,331       3,239,727      2,891,735      10,906,004       8,975,484      8,825,758
     426,508         494,616        733,649       1,085,139       1,417,646      1,724,222
  (4,093,402)     (2,788,145)    (4,171,051)    (12,403,711)    (10,380,066)    (8,965,577)
-------------  -------------  -------------  --------------  --------------  -------------
  (2,192,563)        946,198       (545,667)       (412,568)         13,064      1,584,403
-------------  -------------  -------------  --------------  --------------  -------------
    (133,734)     (1,432,680)     2,411,043      (4,156,450)      6,377,796     (5,820,327)
  14,521,923      15,954,603     20,692,661      24,849,111      47,557,256     53,377,583
-------------  -------------  -------------  --------------  --------------  -------------
 $14,388,189     $14,521,923    $23,103,704    $ 20,692,661    $ 53,935,052    $47,557,256
=============  =============  =============  ==============  ==============  =============
     144,006         307,576        279,961       1,040,504         864,290        840,565
      41,174          47,552         71,040         104,330         136,142        165,631
    (397,106)       (266,575)      (408,164)     (1,213,100)     (1,003,414)      (882,180)
-------------  -------------  -------------  --------------  --------------  -------------
    (211,926)         88,553        (57,163)        (68,266)         (2,982)       124,016
=============  =============  =============  ==============  ==============  =============

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1995
-----------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES -- Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series") and commenced operations as follows:

                      COMMENCEMENT OF
                         OPERATIONS
                   --------------------
Arizona ..........        April 30, 1991
California .......      January 15, 1991
Florida ..........      January 15, 1991
Massachusetts  ...      January 15, 1991
Michigan .........      January 15, 1991

Minnesota ........      January 15, 1991
New Jersey .......      January 15, 1991
New York .........      January 15, 1991
Ohio .............      January 15, 1991
Pennsylvania .....      January 15, 1991

The following is a summary of significant accounting policies:

    A. Valuation of Investments -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

    C. Federal Income Tax Status -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

    D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1995 (continued)
----------------------------------------------------------------------------
    are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    E. Organizational Expenses -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund of approximately $204,000 of which $150,000 of such expenses ($16,667 for each of the initial Series excluding the Arizona Series) have been reimbursed. Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

    F. Expenses -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets.

2. INVESTMENT MANAGEMENT AGREEMENT -- Pursuant to an Investment Management Agreement, each Series of the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

   Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

   The Investment Manager has undertaken to waive management fees and assume all expenses that exceeded 0.50% of the daily net assets with respect to the Massachusetts, Michigan, Minnesota, New York and Ohio Series through December 31, 1996.

3. PLAN OF DISTRIBUTION -- Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

   Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determined to reimburse, as described below. The following activities and services may be provided by the Distributor, under the Plan:
(1) compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees and selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1995 (continued)
----------------------------------------------------------------------------
   The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of each Series' average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 1995, the distribution fees were accrued at the following annual rates:

                  ARIZONA    CALIFORNIA    FLORIDA    MASSACHUSETTS    MICHIGAN
                ---------  ------------  ---------  ---------------  ----------
Annual Rate  ..    0.14%        0.15%       0.14%         0.15%          0.14%
                =========  ============  =========  ===============  ==========

                 MINNESOTA    NEW JERSEY    NEW YORK    OHIO     PENNSYLVANIA
               -----------  ------------  ----------  -------  --------------
Annual Rate ..     0.14%         0.14%        0.14%     0.14%        0.15%
               ===========  ============  ==========  =======  ==============


   For the year ended November 30, 1995, the Distributor has informed the Fund that it received commissions from the sale of the Fund's shares of beneficial interest as follows:

                  ARIZONA     CALIFORNIA    FLORIDA     MASSACHUSETTS    MICHIGAN
                ----------  ------------  ----------  ---------------  ----------
Commissions  ..   $151,686     $232,508     $339,410     $ 67,383      $ 73,140
                ==========  ============  ==========  ===============  ==========

                 MINNESOTA    NEW JERSEY    NEW YORK      OHIO      PENNSYLVANIA
               -----------  ------------  ----------   ----------  --------------
Commissions ..    $ 44,990     $134,215     $ 33,259     $101,471      $163,267
               ===========  ============  ==========   ==========  ==============


   Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES -- The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1995 were as follows:

                 ARIZONA     CALIFORNIA      FLORIDA      MASSACHUSETTS     MICHIGAN
              ------------  ------------  -------------  ---------------  ------------
Purchases  ..   $4,087,350    $5,263,943    $ 5,626,070      $  983,280     $4,821,475
              ============  ============  =============  ===============  ============
Sales .......   $3,530,510    $7,575,150    $13,054,950      $1,848,853     $4,214,327
              ============  ============  =============  ===============  ============

                MINNESOTA    NEW JERSEY     NEW YORK          OHIO        PENNSYLVANIA
              ------------  ------------  -------------  ---------------  ------------
Purchases  ..   $  338,208    $8,343,725    $ 3,827,578     $ 4,083,983     $9,437,480
              ============  ============  =============  ===============  ============
Sales .......   $  266,889    $6,330,500    $ 3,305,198     $ 3,921,235     $3,762,321
              ============  ============  =============  ===============  ============

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1995 (continued)
-----------------------------------------------------------------------------
   Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1995, each of the Series had transfer agent fees and expenses payable as follows:

                       ARIZONA    CALIFORNIA    FLORIDA    MASSACHUSETTS    MICHIGAN
                     ---------  ------------  ---------  ---------------  ----------
Transfer Agent Fees
 and Expenses
 Payable ...........   $1,777       $2,020      $2,322         $810          $1,065
                     =========  ============  =========  ===============  ==========
                       MINNESOTA    NEW JERSEY    NEW YORK    OHIO    PENNSYLVANIA
                     -----------  ------------  ----------  ------  --------------
Transfer Agent Fees
 and Expenses
 Payable ...........     $480         $2,050        $539      $954       $2,352
                     ===========  ============  ==========  ======  ==============

   The Fund has an unfunded noncontributory defined benefit pension plan covering all Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 1995 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

                     ARIZONA    CALIFORNIA    FLORIDA    MASSACHUSETTS    MICHIGAN
                   ---------  ------------  ---------  ---------------  ----------
Aggregate Pension
 Costs ...........   $1,416       $3,332      $2,156         $460          $  584
                   =========  ============  =========  ===============  ==========
Accrued Pension
 Liability .......   $2,649       $6,253      $4,017         $872          $1,101
                   =========  ============  =========  ===============  ==========

                     MINNESOTA    NEW JERSEY    NEW YORK     OHIO     PENNSYLVANIA
                   -----------  ------------  ----------  --------  --------------
Aggregate Pension
 Costs ...........     $296         $1,382        $434      $  613       $1,402
                   ===========  ============  ==========  ========  ==============
Accrued Pension
 Liability .......     $584         $2,565        $816      $1,150       $2,626
                   ===========  ============  ==========  ========  ==============

5. FEDERAL INCOME TAX STATUS -- At November 30, 1995, the following Series had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

AVAILABLE THROUGH NOVEMBER 30,      2002        2003       TOTAL
------------------------------   ----------  ----------  ----------
Arizona ......................    $240,800       --       $240,800
California ...................      76,900   $247,100       324,000
Florida ......................      75,800        --         75,800
Massachusetts ................       --           --          --
Michigan .....................      13,200        --         13,200
Minnesota ....................      32,000     24,300        56,300
New Jersey ...................     207,100    169,000       376,100
New York .....................       6,300        --          6,300
Ohio .........................     172,700        --        172,700
Pennsylvania .................      25,100        --         25,100

   During the year ended November 30, 1995, the following Series had utilized capital loss carryovers of approximately:

 ARIZONA       FLORIDA     MASSACHUSETTS    MICHIGAN    NEW YORK      OHIO      PENNSYLVANIA
-----------  ----------  ---------------  ----------  ----------  ----------  --------------
$136,400       $299,100       $43,800       $11,000      $7,500     $127,400      $49,500
===========  ==========  ===============  ==========  ==========  ==========  ==============

   Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Florida Series incurred and will elect to defer net capital losses during fiscal 1995 of $1,600.






Dean Witter Multi-State Municipal Series Trust
Financial Highlights
-----------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                     NET ASSET
YEAR                   VALUE         NET        NET REALIZED    TOTAL FROM                                     TOTAL DIVIDENDS
ENDED                BEGINNING    INVESTMENT   AND UNREALIZED   INVESTMENT    DIVIDENDS TO   DISTRIBUTIONS TO        AND
NOVEMBER 30,         OF PERIOD      INCOME      GAIN (LOSS)     OPERATIONS    SHAREHOLDERS     SHAREHOLDERS     DISTRIBUTIONS
                   -----------  ------------  --------------  ------------  --------------  ----------------  ---------------
Arizona Series
1991(b)               $ 9.60        $0.36          $ 0.17         $ 0.53         $(0.36)    $    --               $(0.36)
1992                    9.77         0.64            0.41           1.05          (0.64)         --                (0.64)
1993                   10.18         0.58            0.56           1.14          (0.58)         (0.02)            (0.60)
1994                   10.72         0.55           (1.29)         (0.74)         (0.55)         (0.01)            (0.56)
1995                    9.42         0.54            1.23           1.77          (0.54)         --                (0.54)
California Series
1991(a)                 9.60         0.60            0.39           0.99          (0.60)         --                (0.60)
1992                    9.99         0.67            0.34           1.01          (0.67)         (0.01)            (0.68)
1993                   10.32         0.61            0.68           1.29          (0.61)         --                (0.61)
1994                   11.00         0.58           (1.48)         (0.90)         (0.58)         (0.14)            (0.72)
1995                    9.38         0.56            1.29           1.85          (0.56)         --                (0.56)
Florida Series
1991(a)                 9.60         0.55            0.28           0.83          (0.55)         --                (0.55)
1992                    9.88         0.64            0.41           1.05          (0.64)         --                (0.64)
1993                   10.29         0.59            0.64           1.23          (0.59)         --                (0.59)
1994                   10.93         0.56           (1.33)         (0.77)         (0.56)         --                (0.56)
1995                    9.60         0.56            1.28           1.84          (0.56)         --                (0.56)
Massachusetts Series
1991(a)                 9.60         0.54            0.38           0.92          (0.54)         --                (0.54)
1992                    9.98         0.66            0.42           1.08          (0.66)         (0.04)            (0.70)
1993                   10.36         0.60            0.72           1.32          (0.60)         --                (0.60)
1994                   11.08         0.56           (1.38)         (0.82)         (0.56)         (0.10)            (0.66)
1995                    9.60         0.57            1.37           1.94          (0.57)         --                (0.57)
Michigan Series
1991(a)                 9.60         0.54            0.36           0.90          (0.54)         --                (0.54)
1992                    9.96         0.65            0.46           1.11          (0.65)         (0.01)            (0.66)
1993                   10.41         0.61            0.64           1.25          (0.61)         --                (0.61)
1994                   11.05         0.56           (1.41)         (0.85)         (0.56)         (0.18)            (0.74)
1995                    9.46         0.57            1.35           1.92          (0.57)         --                (0.57)

---------------

   (a)  January 15, 1991 (commencement of operations) to November 30, 1991.

   (b)  April 30, 1991 (commencement of operations) to November 30, 1991.

   *    After application of the Fund's expense limitation.

   +    Does not reflect the deduction of sales load.

   (1)  Not annualized.

   (2)  Annualized.

See Notes to Financial Statements
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

                                             RATIOS TO AVERAGE NET             RATIOS TO AVERAGE NET
                                             ASSETS (AFTER EXPENSES           ASSETS (BEFORE EXPENSES
                                                 WERE ASSUMED)                     WERE ASSUMED)*
                                             ----------------------           -----------------------
                             NET ASSETS
 NET ASSET        TOTAL        END OF                       NET                          NET          PORTFOLIO
 VALUE END      INVESTMENT     PERIOD                    INVESTMENT                   INVESTMENT      TURNOVER
 OF PERIOD        RETURN+      (000'S)      EXPENSES       INCOME         EXPENSES      INCOME          RATE
-----------     ----------   ----------    ----------       --------    ----------    ----------      ---------

  $9.77           5.66%(1)    $ 20,733        0.15%(2)      6.32%(2)      1.43%(2)      5.04%(2)       8%(1)
  10.18          11.08          38,812        0.15          6.33          0.74          5.74          15
  10.72          11.42          59,877        0.48          5.40          0.65          5.22           5
   9.42          (7.16)         47,628        0.62          5.33          0.63          5.32          11
  10.65          19.21          50,290        0.65 (3)      5.33          0.65          5.33           6

   9.99          10.29 (1)      41,568        0.15 (2)      6.53 (2)      0.97 (2)      5.71 (2)      24 (1)
  10.32          10.23          95,604        0.15          6.36          0.67          5.84           5
  11.00          12.77         139,308        0.48          5.57          0.60          5.45          11
   9.38          (8.65)        112,450        0.58          5.59          0.59          5.58          12
  10.67          20.15         117,769        0.60 (3)      5.50          0.60          5.50           5

   9.88           8.84 (1)      17,719        0.15 (2)      6.45 (2)      1.27 (2)      5.33 (2)      10 (1)
  10.29          10.92          51,560        0.15          6.19          0.73          5.62           6
  10.93          12.20          84,494        0.48          5.39          0.63          5.23           3
   9.60          (7.29)         71,458        0.61          5.34          0.62          5.33           3
  10.88          19.54          74,058        0.63 (3)      5.34          0.63          5.34           8

   9.98           9.87 (1)       3,205        0.15 (2)      6.50 (2)      2.50 (2)      4.08 (2)      40 (1)
  10.36          11.19          10,113        0.14          6.26          1.25          5.16          10
  11.08          13.06          18,344        0.48          5.47          0.84          5.10          12
   9.60          (7.71)         15,507        0.50          5.35          0.78          5.07          10
  10.97          20.58          16,954        0.50 (3)++    5.39          0.79          5.11           7

   9.96           9.54 (1)       6,630        0.15 (2)      6.54 (2)      1.73 (2)      4.96 (2)      46 (1)
  10.41          11.78          13,809        0.14          6.28          1.01          5.42           9
  11.05          12.28          22,083        0.48          5.53          0.80          5.20          15
   9.46          (8.07)         19,831        0.50          5.44          0.75          5.19           9
  10.81          20.69          21,673        0.50 (3)++    5.49          0.77          5.23          22

---------------

   (3) The above expense ratios reflect the effect for gross-up of custody cash credits for the Arizona, California, Florida, Massachusetts and Michigan Series of 0.01%, 0.01%, 0.01%, 0.01% and 0.01%,
        respectively.

   ++   After application of the Investment Manager's voluntary waiver.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

                    NET ASSET
YEAR                  VALUE         NET        NET REALIZED    TOTAL FROM                                     TOTAL DIVIDENDS
ENDED               BEGINNING    INVESTMENT   AND UNREALIZED   INVESTMENT    DIVIDENDS TO   DISTRIBUTIONS TO        AND
NOVEMBER 30,        OF PERIOD      INCOME      GAIN (LOSS)     OPERATIONS    SHAREHOLDERS     SHAREHOLDERS     DISTRIBUTIONS
------------       -----------  ------------  --------------  ------------  --------------  ----------------  ---------------
Minnesota Series
1991(a)              $ 9.60        $0.51          $ 0.19         $ 0.70         $(0.51)    $     --              $(0.51)
1992                   9.79         0.63            0.32           0.95          (0.63)          --               (0.63)
1993                  10.11         0.58            0.67           1.25          (0.58)          --               (0.58)
1994                  10.78         0.55           (1.42)         (0.87)         (0.55)          (0.08)           (0.63)
1995                   9.28         0.54            1.33           1.87          (0.54)          --               (0.54)
New Jersey Series
1991(a)                9.60         0.55            0.35           0.90          (0.55)          --               (0.55)
1992                   9.95         0.66            0.44           1.10          (0.66)          (0.04)           (0.70)
1993                  10.35         0.60            0.62           1.22          (0.60)          (0.03)           (0.63)
1994                  10.94         0.55           (1.39)         (0.84)         (0.55)          (0.08)           (0.63)
1995                   9.47         0.56            1.26           1.82          (0.56)          --               (0.56)
New York Series
1991(a)                9.60         0.54            0.46           1.00          (0.54)          --               (0.54)
1992                  10.06         0.68            0.34           1.02          (0.68)          (0.06)           (0.74)
1993                  10.34         0.62            0.69           1.31          (0.62)          --               (0.62)
1994                  11.03         0.57           (1.52)         (0.95)         (0.57)          (0.05)           (0.62)
1995                   9.46         0.56            1.42           1.98          (0.56)          --               (0.56)
Ohio Series
1991(a)                9.60         0.53            0.25           0.78          (0.53)          --               (0.53)
1992                   9.85         0.66            0.41           1.07          (0.66)          (0.01)           (0.67)
1993                  10.25         0.60            0.72           1.32          (0.60)          --               (0.60)
1994                  10.97         0.55           (1.43)         (0.88)         (0.55)          (0.12)           (0.67)
1995                   9.42         0.56            1.38           1.94          (0.56)          --               (0.56)
Pennsylvania Series
1991(a)                9.60         0.53            0.30           0.83          (0.53)          --               (0.53)
1992                   9.90         0.66            0.44           1.10          (0.66)          --               (0.66)
1993                  10.34         0.61            0.67           1.28          (0.61)          --               (0.61)
1994                  11.01         0.56           (1.39)         (0.83)         (0.56)          (0.06)           (0.62)
1995                   9.56         0.55            1.29           1.84          (0.55)          --               (0.55)

------------

   (a)  January 15, 1991 (commencement of operations) to November 30, 1991.

   *    After application of the Fund's expense limitation.

   +    Does not reflect the deduction of sales load.

   (1)  Not annualized.

   (2)  Annualized.

                      See Notes to Financial Statements

-----------------------------------------------------------------------------

                                             RATIOS TO AVERAGE NET             RATIOS TO AVERAGE NET
                                             ASSETS (AFTER EXPENSES           ASSETS (BEFORE EXPENSES
                                                 WERE ASSUMED)                     WERE ASSUMED)*
                                             ----------------------           -----------------------
                             NET ASSETS
 NET ASSET        TOTAL        END OF                       NET                          NET          PORTFOLIO
 VALUE END      INVESTMENT     PERIOD                    INVESTMENT                   INVESTMENT      TURNOVER
 OF PERIOD        RETURN+      (000'S)      EXPENSES       INCOME         EXPENSES      INCOME          RATE
-----------     ----------   ----------    ----------       --------    ----------    ----------      ---------

   $ 9.79        $ 7.42 (1)   $ 3,131         0.15%(2)      6.04%(2)      2.50%(2)      2.87%(2)       4%(1)
    10.11          9.91         6,420         0.14          6.16          1.46          4.85          23
    10.78         12.64        11,538         0.48          5.39          1.04          4.83           8
     9.28         (8.42)        9,793         0.50          5.41          0.91          5.00          14
    10.61         20.60        11,230         0.50 (4)++    5.35          0.98          4.88           3

     9.95          9.59 (1)    15,812         0.15 (2)      6.43 (2)      1.21 (2)      5.36 (2)      36 (1)
    10.35         11.34        32,123         0.15          6.36          0.79          5.71          19
    10.94         12.03        54,499         0.48          5.41          0.69          5.20           7
     9.47         (7.96)       45,497         0.64          5.38          0.65          5.37           6
    10.73         19.60        47,889         0.67 (4)      5.42          0.67          5.42          14

    10.06         10.73 (1)     3,976         0.15 (2)      6.44 (2)      2.22 (2)      4.37 (2)      51 (1)
    10.34         10.35         9,604         0.15          6.45          1.23          5.37          21
    11.03         12.91        15,955         0.48          5.61          0.88          5.21          11
     9.46         (8.96)       14,522         0.50          5.48          0.82          5.16          14
    10.88         21.40        14,388         0.50 (4)++    5.43          0.85          5.09          24

     9.85          8.35 (1)     6,267         0.15 (2)      6.38 (2)      2.04 (2)      4.48 (2)      22 (1)
    10.25         11.12        13,686         0.15          6.41          1.01          5.56          23
    10.97         13.19        24,849         0.48          5.45          0.78          5.14          20
     9.42         (8.34)       20,693         0.50          5.31          0.71          5.10          18
    10.80         21.02        23,104         0.50 (4)++    5.42          0.77          5.16          19

     9.90          8.77 (1)    12,147         0.15 (2)      6.46 (2)      1.54 (2)      5.07 (2)      12 (1)
    10.34         11.47        31,509         0.15          6.31          0.81          5.65           3
    11.01         12.64        53,378         0.48          5.54          0.68          5.33           5
     9.56         (7.84)       47,557         0.64          5.37          0.66          5.35          19
    10.85         19.65        53,935         0.66 (4)      5.29          0.66          5.29           8

---------------


   (4) The above expense ratios reflect the effect for gross-up of custody cash credits for the Minnesota, New Jersey, New York, Ohio and Pennsylvania Series of 0.01%, 0.01%, 0.01%, 0.01% and 0.01%,
        respectively.

   ++   After application of the Investment Manager's voluntary waiver.

DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS
-----------------------------------------------------------------------------

To the Shareholders and Trustees of Dean Witter Multi-State Municipal Series
Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series (constituting the Dean Witter Multi-State Municipal Series Trust, hereafter referred to as the "Fund") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period January 15, 1991 (commencement of operations for all Series except the Arizona Series) and April 30, 1991 (commencement of operations for the Arizona Series) through November 30, 1991, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 9, 1996

                   1995 FEDERAL INCOME TAX NOTICE (unaudited)
During the year ended November 30, 1995, the Fund paid to shareholders dividends per share from net investment income as follows:

 ARIZONA     CALIFORNIA    FLORIDA    MASSACHUSETTS    MICHIGAN    MINNESOTA    NEW JERSEY    NEW YORK    OHIO     PENNSYLVANIA
---------  ------------  ---------  ---------------  ----------  -----------  ------------  ----------  -------  --------------
   $0.54       $0.56        $0.56         $0.57         $0.57        $0.54        $0.56        $0.56      $0.56       $0.55

  All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

(This page has been left blank intentionally)

TRUSTEES
-------------------------------
Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------------------
Dean Witter Trust Company
Harborside Financial Center -Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-----------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
MULTI-STATE
MUNICIPAL
SERIES TRUST

ANNUAL REPORT
NOVEMBER 30, 1995